UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3587

Fidelity Financial Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Convertible Securities Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

May 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Convertible Securities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S., Inc. Series A 5.50%	2.9	2.3
U.S. Treasury Bonds 2.5% 5/15/46	2.8	0.7
Twitter, Inc. 1% 9/15/21	2.8	2.9
Wells Fargo & Co. 7.50%	2.5	3.0
Brocade Communications Systems, Inc. 1.375% 1/1/20	2.2	2.3
DISH Network Corp. 2.375% 3/15/24	2.2	0.0
VeriSign, Inc. 4.452% 8/15/37	2.2	1.6
Scorpio Tankers, Inc. 2.375% 7/1/19	2.2	2.0
Anthem, Inc. 5.25%	2.1	2.0
Microchip Technology, Inc. 1.625% 2/15/27	2.1	0.0
	24.0

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	34.8
Consumer Discretionary	13.2	6.6
Health Care	10.7	15.6
Energy	7.1	9.4
Industrials	6.5	4.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Convertible Securities	81.5%
Stocks	8.4%
Nonconvertible Bonds	0.9%
U.S. Government and U.S. Government Agency Obligations	3.6%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 8.2%

As of November 30, 2016 *
Convertible Securities	81.8%
Stocks	3.7%
Nonconvertible Bonds	4.3%
U.S. Government and U.S. Government Agency Obligations	8.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 11.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.4%
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 1.0%
Tesla, Inc.:
1.25% 3/1/21	$8,250	$9,070
2.375% 3/15/22	6,150	7,295
		16,365
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	2,865	3,649
Household Durables - 0.8%
M/I Homes, Inc. 3% 3/1/18	3,000	3,079
Toll Brothers Finance Corp. 0.5% 9/15/32	8,670	8,621
		11,700
Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. 0.35% 6/15/20	9,350	13,774
Media - 8.9%
DISH Network Corp.:
2.375% 3/15/24 (a)	33,441	34,967
3.375% 8/15/26 (a)	17,610	21,407
Liberty Media Corp.:
1% 1/30/23 (a)	22,900	25,104
1.375% 10/15/23	23,960	28,031
3.5% 1/15/31	37,615	20,370
Live Nation Entertainment, Inc. 2.5% 5/15/19	7,550	8,588
		138,467
TOTAL CONSUMER DISCRETIONARY		183,955
CONSUMER STAPLES - 1.2%
Tobacco - 1.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	13,110	19,192
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	5,450	4,592
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)	20,000	360
Weatherford International Ltd. 5.875% 7/1/21	6,590	7,274
		12,226
Oil, Gas & Consumable Fuels - 4.1%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	24,675	23,796
Oasis Petroleum, Inc. 2.625% 9/15/23	1,850	2,015
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	38,147	33,712
SM Energy Co. 1.5% 7/1/21	4,900	4,507
		64,030
TOTAL ENERGY		76,256
FINANCIALS - 0.4%
Insurance - 0.4%
FNF Group 4.25% 8/15/18	2,200	5,269
HEALTH CARE - 5.0%
Biotechnology - 1.4%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	4,530	4,524
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	11,030	12,926
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	4,800	4,758
		22,208
Health Care Equipment & Supplies - 1.0%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,290
Hologic, Inc. 2% 3/1/42 (d)	7,576	10,744
		15,034
Health Care Providers & Services - 1.0%
HealthSouth Corp. 2% 12/1/43	12,500	15,781
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc. 2.25% 11/15/18	3,200	4,292
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,122
Dermira, Inc. 3% 5/15/22 (a)	1,600	1,702
Horizon Pharma Investment Ltd. 2.5% 3/15/22	4,170	3,503
Jazz Investments I Ltd. 1.875% 8/15/21	6,500	6,898
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	3,229
		20,454
TOTAL HEALTH CARE		77,769
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	8,850	9,591
Electrical Equipment - 0.3%
General Cable Corp. 4.5% 11/15/29 (d)	6,370	4,805
Machinery - 1.5%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	4,720	4,962
Navistar International Corp. New 4.75% 4/15/19	11,140	10,806
Trinity Industries, Inc. 3.875% 6/1/36	6,500	7,658
		23,426
TOTAL INDUSTRIALS		37,822
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 6.4%
Brocade Communications Systems, Inc. 1.375% 1/1/20	34,550	35,025
Ciena Corp. 0.875% 6/15/17	24,930	24,899
InterDigital, Inc. 1.5% 3/1/20	8,890	11,079
Liberty Interactive LLC 1.75% 9/30/46 (a)	14,150	16,458
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	10,400	12,116
		99,577
Electronic Equipment & Components - 0.5%
OSI Systems, Inc. 1.25% 9/1/22 (a)	7,850	7,845
Internet Software & Services - 9.8%
Carbonite, Inc. 2.5% 4/1/22 (a)	4,700	4,800
Gogo, Inc. 3.75% 3/1/20	11,640	10,592
Pandora Media, Inc. 1.75% 12/1/20	390	362
Twitter, Inc.:
0.25% 9/15/19	23,750	22,414
1% 9/15/21	46,621	42,746
VeriSign, Inc. 4.452% 8/15/37 (b)	13,200	34,881
Web.com Group, Inc. 1% 8/15/18	5,500	5,431
WebMD Health Corp. 1.5% 12/1/20	6,450	7,954
Yahoo!, Inc. 0% 12/1/18	21,850	23,270
		152,450
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,000	4,800
Cypress Semiconductor Corp. 4.5% 1/15/22 (a)	2,440	3,000
Intel Corp. 3.25% 8/1/39	15,310	26,850
Microchip Technology, Inc.:
1.625% 2/15/25	2,460	3,978
1.625% 2/15/27 (a)	29,920	33,006
Micron Technology, Inc.:
1.625% 2/15/33	3,300	9,244
3% 11/15/43	9,310	10,666
Novellus Systems, Inc. 2.625% 5/15/41	700	3,211
NXP Semiconductors NV 1% 12/1/19	6,590	7,879
ON Semiconductor Corp. 1.625% 10/15/23 (a)	8,290	8,580
Teradyne, Inc. 1.25% 12/15/23 (a)	2,940	3,725
		114,939
Software - 6.2%
BroadSoft, Inc. 1% 9/1/22	3,000	3,570
Citrix Systems, Inc. 0.5% 4/15/19	6,040	7,444
FireEye, Inc. 1.625% 6/1/35	14,890	13,513
Nice Systems, Inc. 1.25% 1/15/24 (a)	6,040	6,742
Nuance Communications, Inc.:
1% 12/15/35	11,920	11,592
1.25% 4/1/25 (a)	9,950	10,373
2.75% 11/1/31	18,320	18,412
Salesforce.com, Inc. 0.25% 4/1/18	13,370	18,200
Take-Two Interactive Software, Inc. 1% 7/1/18	700	2,495
Workday, Inc. 1.5% 7/15/20	2,950	3,995
		96,336
TOTAL INFORMATION TECHNOLOGY		471,147
REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	18,280	19,068
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	20,335	20,959
UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NRG Yield, Inc. 3.5% 2/1/19 (a)	12,330	12,423

TOTAL CONVERTIBLE BONDS		923,860

Nonconvertible Bonds - 0.9%
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	7,935	6,665
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	7,420	8,113

TOTAL NONCONVERTIBLE BONDS		14,778

TOTAL CORPORATE BONDS
(Cost $891,531)		938,638

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds 2.5% 5/15/46	46,700	43,176
U.S. Treasury Notes 1.75% 5/31/22	12,000	11,997
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,696)		55,173
	Shares	Value (000s)

Common Stocks - 8.4%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	101,676	$5,816
Viacom, Inc. Class B (non-vtg.)	247,265	8,602
		14,418
CONSUMER STAPLES - 1.6%
Beverages - 0.9%
Cott Corp.	468,400	6,179
The Coca-Cola Co.	183,200	8,330
		14,509
Food & Staples Retailing - 0.4%
Kroger Co.	206,400	6,147
Food Products - 0.3%
Mondelez International, Inc.	103,100	4,803

TOTAL CONSUMER STAPLES		25,459

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips Co.	122,700	5,483
Scorpio Tankers, Inc.	2,268,768	8,440
		13,923
HEALTH CARE - 0.7%
Biotechnology - 0.4%
Amgen, Inc.	40,275	6,252
Pharmaceuticals - 0.3%
GlaxoSmithKline PLC sponsored ADR	110,000	4,865

TOTAL HEALTH CARE		11,117

INDUSTRIALS - 0.6%
Industrial Conglomerates - 0.3%
General Electric Co.	196,200	5,372
Road & Rail - 0.3%
Union Pacific Corp.	36,100	3,982

TOTAL INDUSTRIALS		9,354

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	114,000	3,594
Internet Software & Services - 1.2%
Twitter, Inc. (e)(f)	999,875	18,318
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	120,000	18,331

TOTAL INFORMATION TECHNOLOGY		40,243

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	148,900	2,012
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	197,400	9,207
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	151,500	5,501
TOTAL COMMON STOCKS
(Cost $127,603)		131,234

Convertible Preferred Stocks - 22.1%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
William Lyon Homes, Inc. 6.50%	74,500	8,004
CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Bunge Ltd. 4.875%	169,100	18,379
Post Holdings, Inc.:
3.75%	30,600	5,279
5.25%	24,500	3,416
Series C 2.50%	88,700	13,449
Tyson Foods, Inc. 4.75%	98,300	6,119
		46,642
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
Series A 5.75%	300	187
Series A, 5.75% (a)	18,000	11,239
Hess Corp. Series A 8.00%	106,200	5,990
Southwestern Energy Co. Series B 6.25%	196,094	3,003
		20,419
FINANCIALS - 4.3%
Banks - 4.3%
Bank of America Corp. Series L 7.25%	22,368	27,624
Wells Fargo & Co. 7.50%	31,663	40,054
		67,678
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 1.2%
Alere, Inc. 3.00%	24,722	9,493
Becton, Dickinson & Co. Series A 6.125%	161,800	8,601
		18,094
Health Care Providers & Services - 2.4%
Anthem, Inc. 5.25%	642,008	33,102
Envision Healthcare Corp. Series A 5.25%	36,900	3,786
		36,888
Pharmaceuticals - 1.4%
Allergan PLC 5.50%	28,215	22,501

TOTAL HEALTH CARE		77,483

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Arconic, Inc. 5.375%	200,094	8,612
Commercial Services & Supplies - 0.7%
Stericycle, Inc. 2.25%	159,545	10,929
Machinery - 0.4%
Rexnord Corp. Series A 5.75%	75,737	4,021
Stanley Black & Decker, Inc. 5.375%	27,000	2,812
		6,833

TOTAL INDUSTRIALS		26,374

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp. 5.50%	47,300	5,646
Welltower, Inc. Series I, 6.50%	96,200	6,241
		11,887
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
T-Mobile U.S., Inc. Series A 5.50%	406,500	44,422
UTILITIES - 2.6%
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. 5.375%	289,665	8,364
Multi-Utilities - 2.1%
CenterPoint Energy, Inc. 2.00% ZENS	445,800	31,986

TOTAL UTILITIES		40,350

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $303,399)		343,259
	Principal Amount (000s)	Value (000s)

Preferred Securities - 1.8%
INDUSTRIALS - 1.8%
Industrial Conglomerates - 1.8%
General Electric Co. 5% (b)(g)
(Cost $28,453)	26,360	28,418
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.86% (h)	50,630,070	50,640
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	2,212,527	2,213
TOTAL MONEY MARKET FUNDS
(Cost $52,853)		52,853
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,458,535)		1,549,575
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,278
NET ASSETS - 100%		$1,555,853

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $349,595,000 or 22.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$184
Fidelity Securities Lending Cash Central Fund	11
Total	$195

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$22,422	$14,418	$8,004	$--
Consumer Staples	72,101	25,459	46,642	--
Energy	34,342	13,923	20,419	--
Financials	67,678	--	67,678	--
Health Care	88,600	11,117	77,483	--
Industrials	35,728	9,354	26,374	--
Information Technology	40,243	40,243	--	--
Materials	2,012	2,012	--	--
Real Estate	11,887	--	11,887	--
Telecommunication Services	53,629	9,207	44,422	--
Utilities	45,851	5,501	40,350	--
Corporate Bonds	938,638	--	938,278	360
U.S. Government and Government Agency Obligations	55,173	--	55,173	--
Preferred Securities	28,418	--	28,418	--
Money Market Funds	52,853	52,853	--	--
Total Investments in Securities:	$1,549,575	$184,087	$1,365,128	$360

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$271,476
Level 2 to Level 1	$0

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.6%
AAA,AA,A	3.5%
BBB	1.5%
BB	18.6%
B	13.0%
CCC,CC,C	3.8%
Not Rated	21.7%
Equities	30.5%
Short-Term Investments and Net Other Assets	3.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,132) — See accompanying schedule: Unaffiliated issuers (cost $1,405,682)	$1,496,722
Fidelity Central Funds (cost $52,853)	52,853
Total Investments (cost $1,458,535)		$1,549,575
Receivable for investments sold		24,286
Receivable for fund shares sold		224
Dividends receivable		2,353
Interest receivable		6,205
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		1
Other receivables		1
Total assets		1,582,696
Liabilities
Payable for investments purchased	$22,814
Payable for fund shares redeemed	1,177
Accrued management fee	320
Distribution and service plan fees payable	25
Other affiliated payables	249
Other payables and accrued expenses	46
Collateral on securities loaned	2,212
Total liabilities		26,843
Net Assets		$1,555,853
Net Assets consist of:
Paid in capital		$1,487,872
Undistributed net investment income		13,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,040
Net Assets		$1,555,853
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,911 ÷ 828.1 shares)		$27.67
Maximum offering price per share (100/94.25 of $27.67)		$29.36
Class M:
Net Asset Value and redemption price per share ($6,758 ÷ 244.2 shares)		$27.67
Maximum offering price per share (100/96.50 of $27.67)		$28.67
Class C:
Net Asset Value and offering price per share ($21,297 ÷ 774.8 shares)(a)		$27.49
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,457,195 ÷ 52,478.5 shares)		$27.77
Class I:
Net Asset Value, offering price and redemption price per share ($47,692 ÷ 1,720.2 shares)		$27.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$14,611
Interest		14,274
Income from Fidelity Central Funds		195
Total income		29,080
Expenses
Management fee
Basic fee	$3,550
Performance adjustment	(1,605)
Transfer agent fees	1,262
Distribution and service plan fees	162
Accounting and security lending fees	249
Custodian fees and expenses	18
Independent trustees' fees and expenses	3
Registration fees	70
Audit	48
Legal	3
Interest	1
Miscellaneous	8
Total expenses before reductions	3,769
Expense reductions	(15)	3,754
Net investment income (loss)		25,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,324
Fidelity Central Funds	(1)
Foreign currency transactions	(5)
Total net realized gain (loss)		10,318
Change in net unrealized appreciation (depreciation) on: Investment securities	61,316
Total change in net unrealized appreciation (depreciation)		61,316
Net gain (loss)		71,634
Net increase (decrease) in net assets resulting from operations		$96,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,326	$56,632
Net realized gain (loss)	10,318	28,003
Change in net unrealized appreciation (depreciation)	61,316	(88,777)
Net increase (decrease) in net assets resulting from operations	96,960	(4,142)
Distributions to shareholders from net investment income	(24,629)	(57,950)
Distributions to shareholders from net realized gain	(24,545)	(135,548)
Total distributions	(49,174)	(193,498)
Share transactions - net increase (decrease)	(110,003)	(239,577)
Total increase (decrease) in net assets	(62,217)	(437,217)
Net Assets
Beginning of period	1,618,070	2,055,287
End of period	$1,555,853	$1,618,070
Other Information
Undistributed net investment income end of period	$13,221	$12,524

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.85	$29.56	$33.42	$30.79	$25.08	$22.85
Income from Investment Operations
Net investment income (loss)A	.40	.81B	.66	.51	.57	.68
Net realized and unrealized gain (loss)	1.22C	(.69)	(2.81)	2.81D	5.88	2.22
Total from investment operations	1.62	.12	(2.15)	3.32	6.45	2.90
Distributions from net investment income	(.38)	(.83)	(.61)	(.48)	(.74)	(.67)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.80)	(2.83)	(1.71)	(.69)	(.74)	(.67)
Net asset value, end of period	$27.67	$26.85	$29.56	$33.42	$30.79	$25.08
Total ReturnE,F,G	6.12%C	.83%	(6.60)%	10.95%D	26.12%	12.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.73%	.84%	.86%	.99%	1.04%
Expenses net of fee waivers, if any	.74%J	.73%	.84%	.85%	.99%	1.04%
Expenses net of all reductions	.74%J	.73%	.84%	.85%	.99%	1.04%
Net investment income (loss)	2.92%J	3.08%B	2.09%	1.60%	1.99%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$23	$29	$56	$150	$113	$26
Portfolio turnover rateK	104%J	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.83%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.86	$29.56	$33.44	$30.80	$25.09	$22.87
Income from Investment Operations
Net investment income (loss)A	.36	.73B	.57	.42	.48	.60
Net realized and unrealized gain (loss)	1.21C	(.68)	(2.82)	2.82D	5.89	2.22
Total from investment operations	1.57	.05	(2.25)	3.24	6.37	2.82
Distributions from net investment income	(.35)	(.75)	(.53)	(.39)	(.66)	(.60)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.76)E	(2.75)	(1.63)	(.60)	(.66)	(.60)
Net asset value, end of period	$27.67	$26.86	$29.56	$33.44	$30.80	$25.09
Total ReturnF,G,H	5.95%C	.53%	(6.91)%	10.67%D	25.73%	12.48%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Expenses net of fee waivers, if any	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Expenses net of all reductions	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Net investment income (loss)	2.62%K	2.77%B	1.81%	1.32%	1.68%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$9	$14	$11	$4
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.66%

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 E Total distributions of $.76 per share is comprised of distributions from net investment income of $.349 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.68	$29.37	$33.23	$30.63	$24.97	$22.75
Income from Investment Operations
Net investment income (loss)A	.29	.60B	.42	.27	.34	.49
Net realized and unrealized gain (loss)	1.21C	(.67)	(2.80)	2.80D	5.87	2.22
Total from investment operations	1.50	(.07)	(2.38)	3.07	6.21	2.71
Distributions from net investment income	(.28)	(.62)	(.38)	(.26)	(.55)	(.49)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.69)E	(2.62)	(1.48)	(.47)	(.55)	(.49)
Net asset value, end of period	$27.49	$26.68	$29.37	$33.23	$30.63	$24.97
Total ReturnF,G,H	5.72%C	.09%	(7.35)%	10.13%D	25.12%	12.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.50%	1.60%	1.62%	1.78%	1.82%
Expenses net of fee waivers, if any	1.49%K	1.49%	1.60%	1.62%	1.77%	1.82%
Expenses net of all reductions	1.49%K	1.49%	1.59%	1.62%	1.77%	1.82%
Net investment income (loss)	2.16%K	2.32%B	1.33%	.84%	1.20%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$21	$24	$39	$48	$28	$12
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.43%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.95	$29.66	$33.56	$30.90	$25.16	$22.92
Income from Investment Operations
Net investment income (loss)A	.44	.88B	.75	.60	.64	.75
Net realized and unrealized gain (loss)	1.22C	(.68)	(2.83)	2.83D	5.91	2.23
Total from investment operations	1.66	.20	(2.08)	3.43	6.55	2.98
Distributions from net investment income	(.43)	(.92)	(.72)	(.56)	(.81)	(.74)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.84)E	(2.91)F	(1.82)	(.77)	(.81)	(.74)
Net asset value, end of period	$27.77	$26.95	$29.66	$33.56	$30.90	$25.16
Total ReturnG,H	6.28%C	1.13%	(6.38)%	11.28%D	26.44%	13.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	.45%K	.45%	.56%	.58%	.73%	.76%
Expenses net of fee waivers, if any	.45%K	.45%	.56%	.58%	.72%	.76%
Expenses net of all reductions	.45%K	.45%	.56%	.58%	.72%	.76%
Net investment income (loss)	3.21%K	3.36%B	2.37%	1.88%	2.26%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$1,457	$1,490	$1,823	$2,307	$2,109	$1,733
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 E Total distributions of $.84 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.91	$29.62	$33.51	$30.86	$25.13	$22.90
Income from Investment Operations
Net investment income (loss)A	.44	.88B	.74	.59	.64	.74
Net realized and unrealized gain (loss)	1.21C	(.68)	(2.82)	2.83D	5.89	2.22
Total from investment operations	1.65	.20	(2.08)	3.42	6.53	2.96
Distributions from net investment income	(.43)	(.91)	(.71)	(.56)	(.80)	(.73)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.84)E	(2.91)	(1.81)	(.77)	(.80)	(.73)
Net asset value, end of period	$27.72	$26.91	$29.62	$33.51	$30.86	$25.13
Total ReturnF,G	6.24%C	1.11%	(6.39)%	11.25%D	26.42%	13.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.46%J	.47%	.58%	.61%	.76%	.80%
Expenses net of fee waivers, if any	.46%J	.47%	.58%	.61%	.76%	.80%
Expenses net of all reductions	.46%J	.47%	.58%	.61%	.76%	.80%
Net investment income (loss)	3.20%J	3.35%B	2.35%	1.85%	2.22%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$48	$68	$128	$159	$92	$14
Portfolio turnover rateK	104%J	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 E Total distributions of $.84 per share is comprised of distributions from net investment income of $.426 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Convertible Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$149,865
Gross unrealized depreciation	(57,867)
Net unrealized appreciation (depreciation) on securities	$91,998
Tax cost	$1,457,577

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(16,069)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $710,357 and $816,129, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill Lynch℠ All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33	$–(a)
Class M	.25%	.25%	17	–(a)
Class C	.75%	.25%	112	4
			$162	$4

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	–(b)
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25.19
Class M	8.24
Class C	23.20
Convertible Securities	1,162.16
Class I	44.17
	$1,262

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,540.84%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$371	$1,195
Class M	85	200
Class B	–	4
Class C	233	681
Convertible Securities	23,056	53,380
Class I	884	2,490
Total	$24,629	$57,950
From net realized gain
Class A	$444	$3,669
Class M	102	611
Class B	–	42
Class C	357	2,620
Convertible Securities	22,674	121,509
Class I	968	7,097
Total	$24,545	$135,548

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	50	201	$1,376	$5,198
Reinvestment of distributions	28	174	761	4,559
Shares redeemed	(348)	(1,162)	(9,509)	(30,119)
Net increase (decrease)	(270)	(787)	$(7,372)	$(20,362)
Class M
Shares sold	12	30	$356	$801
Reinvestment of distributions	7	30	184	775
Shares redeemed	(21)	(128)	(581)	(3,334)
Net increase (decrease)	(2)	(68)	$(41)	$(1,758)
Class B
Shares sold	–	–(a)	$–	$3
Reinvestment of distributions	–	2	–	44
Shares redeemed	–	(23)	–	(585)
Net increase (decrease)	–	(21)	$–	$(538)
Class C
Shares sold	28	60	$760	$1,543
Reinvestment of distributions	20	109	534	2,851
Shares redeemed	(174)	(596)	(4,711)	(15,405)
Net increase (decrease)	(126)	(427)	$(3,417)	$(11,011)
Convertible Securities
Shares sold	2,051	2,465	$55,943	$64,715
Reinvestment of distributions	1,506	5,913	40,663	155,523
Shares redeemed	(6,346)	(14,555)	(173,697)	(379,545)
Net increase (decrease)	(2,789)	(6,177)	$(77,091)	$(159,307)
Class I
Shares sold	391	1,361	$10,724	$36,068
Reinvestment of distributions	55	281	1,470	7,372
Shares redeemed	(1,264)	(3,422)	(34,276)	(90,041)
Net increase (decrease)	(818)	(1,780)	$(22,082)	$(46,601)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.74%
Actual		$1,000.00	$1,061.20	$3.80
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	1.04%
Actual		$1,000.00	$1,059.50	$5.34
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.49%
Actual		$1,000.00	$1,057.20	$7.64
Hypothetical-C		$1,000.00	$1,017.50	$7.49
Convertible Securities	.45%
Actual		$1,000.00	$1,062.80	$2.31
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class I	.46%
Actual		$1,000.00	$1,062.40	$2.37
Hypothetical-C		$1,000.00	$1,022.64	$2.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ACVS-SANN-0717
1.884070.108

Fidelity® Convertible Securities Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S., Inc. Series A 5.50%	2.9	2.3
U.S. Treasury Bonds 2.5% 5/15/46	2.8	0.7
Twitter, Inc. 1% 9/15/21	2.8	2.9
Wells Fargo & Co. 7.50%	2.5	3.0
Brocade Communications Systems, Inc. 1.375% 1/1/20	2.2	2.3
DISH Network Corp. 2.375% 3/15/24	2.2	0.0
VeriSign, Inc. 4.452% 8/15/37	2.2	1.6
Scorpio Tankers, Inc. 2.375% 7/1/19	2.2	2.0
Anthem, Inc. 5.25%	2.1	2.0
Microchip Technology, Inc. 1.625% 2/15/27	2.1	0.0
	24.0

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.9	34.8
Consumer Discretionary	13.2	6.6
Health Care	10.7	15.6
Energy	7.1	9.4
Industrials	6.5	4.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Convertible Securities	81.5%
Stocks	8.4%
Nonconvertible Bonds	0.9%
U.S. Government and U.S. Government Agency Obligations	3.6%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 8.2%

As of November 30, 2016 *
Convertible Securities	81.8%
Stocks	3.7%
Nonconvertible Bonds	4.3%
U.S. Government and U.S. Government Agency Obligations	8.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 11.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.4%
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 1.0%
Tesla, Inc.:
1.25% 3/1/21	$8,250	$9,070
2.375% 3/15/22	6,150	7,295
		16,365
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	2,865	3,649
Household Durables - 0.8%
M/I Homes, Inc. 3% 3/1/18	3,000	3,079
Toll Brothers Finance Corp. 0.5% 9/15/32	8,670	8,621
		11,700
Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. 0.35% 6/15/20	9,350	13,774
Media - 8.9%
DISH Network Corp.:
2.375% 3/15/24 (a)	33,441	34,967
3.375% 8/15/26 (a)	17,610	21,407
Liberty Media Corp.:
1% 1/30/23 (a)	22,900	25,104
1.375% 10/15/23	23,960	28,031
3.5% 1/15/31	37,615	20,370
Live Nation Entertainment, Inc. 2.5% 5/15/19	7,550	8,588
		138,467
TOTAL CONSUMER DISCRETIONARY		183,955
CONSUMER STAPLES - 1.2%
Tobacco - 1.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	13,110	19,192
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	5,450	4,592
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)	20,000	360
Weatherford International Ltd. 5.875% 7/1/21	6,590	7,274
		12,226
Oil, Gas & Consumable Fuels - 4.1%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	24,675	23,796
Oasis Petroleum, Inc. 2.625% 9/15/23	1,850	2,015
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	38,147	33,712
SM Energy Co. 1.5% 7/1/21	4,900	4,507
		64,030
TOTAL ENERGY		76,256
FINANCIALS - 0.4%
Insurance - 0.4%
FNF Group 4.25% 8/15/18	2,200	5,269
HEALTH CARE - 5.0%
Biotechnology - 1.4%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	4,530	4,524
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	11,030	12,926
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	4,800	4,758
		22,208
Health Care Equipment & Supplies - 1.0%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,290
Hologic, Inc. 2% 3/1/42 (d)	7,576	10,744
		15,034
Health Care Providers & Services - 1.0%
HealthSouth Corp. 2% 12/1/43	12,500	15,781
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc. 2.25% 11/15/18	3,200	4,292
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,122
Dermira, Inc. 3% 5/15/22 (a)	1,600	1,702
Horizon Pharma Investment Ltd. 2.5% 3/15/22	4,170	3,503
Jazz Investments I Ltd. 1.875% 8/15/21	6,500	6,898
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	3,229
		20,454
TOTAL HEALTH CARE		77,769
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	8,850	9,591
Electrical Equipment - 0.3%
General Cable Corp. 4.5% 11/15/29 (d)	6,370	4,805
Machinery - 1.5%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	4,720	4,962
Navistar International Corp. New 4.75% 4/15/19	11,140	10,806
Trinity Industries, Inc. 3.875% 6/1/36	6,500	7,658
		23,426
TOTAL INDUSTRIALS		37,822
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 6.4%
Brocade Communications Systems, Inc. 1.375% 1/1/20	34,550	35,025
Ciena Corp. 0.875% 6/15/17	24,930	24,899
InterDigital, Inc. 1.5% 3/1/20	8,890	11,079
Liberty Interactive LLC 1.75% 9/30/46 (a)	14,150	16,458
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	10,400	12,116
		99,577
Electronic Equipment & Components - 0.5%
OSI Systems, Inc. 1.25% 9/1/22 (a)	7,850	7,845
Internet Software & Services - 9.8%
Carbonite, Inc. 2.5% 4/1/22 (a)	4,700	4,800
Gogo, Inc. 3.75% 3/1/20	11,640	10,592
Pandora Media, Inc. 1.75% 12/1/20	390	362
Twitter, Inc.:
0.25% 9/15/19	23,750	22,414
1% 9/15/21	46,621	42,746
VeriSign, Inc. 4.452% 8/15/37 (b)	13,200	34,881
Web.com Group, Inc. 1% 8/15/18	5,500	5,431
WebMD Health Corp. 1.5% 12/1/20	6,450	7,954
Yahoo!, Inc. 0% 12/1/18	21,850	23,270
		152,450
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,000	4,800
Cypress Semiconductor Corp. 4.5% 1/15/22 (a)	2,440	3,000
Intel Corp. 3.25% 8/1/39	15,310	26,850
Microchip Technology, Inc.:
1.625% 2/15/25	2,460	3,978
1.625% 2/15/27 (a)	29,920	33,006
Micron Technology, Inc.:
1.625% 2/15/33	3,300	9,244
3% 11/15/43	9,310	10,666
Novellus Systems, Inc. 2.625% 5/15/41	700	3,211
NXP Semiconductors NV 1% 12/1/19	6,590	7,879
ON Semiconductor Corp. 1.625% 10/15/23 (a)	8,290	8,580
Teradyne, Inc. 1.25% 12/15/23 (a)	2,940	3,725
		114,939
Software - 6.2%
BroadSoft, Inc. 1% 9/1/22	3,000	3,570
Citrix Systems, Inc. 0.5% 4/15/19	6,040	7,444
FireEye, Inc. 1.625% 6/1/35	14,890	13,513
Nice Systems, Inc. 1.25% 1/15/24 (a)	6,040	6,742
Nuance Communications, Inc.:
1% 12/15/35	11,920	11,592
1.25% 4/1/25 (a)	9,950	10,373
2.75% 11/1/31	18,320	18,412
Salesforce.com, Inc. 0.25% 4/1/18	13,370	18,200
Take-Two Interactive Software, Inc. 1% 7/1/18	700	2,495
Workday, Inc. 1.5% 7/15/20	2,950	3,995
		96,336
TOTAL INFORMATION TECHNOLOGY		471,147
REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	18,280	19,068
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	20,335	20,959
UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NRG Yield, Inc. 3.5% 2/1/19 (a)	12,330	12,423

TOTAL CONVERTIBLE BONDS		923,860

Nonconvertible Bonds - 0.9%
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	7,935	6,665
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	7,420	8,113

TOTAL NONCONVERTIBLE BONDS		14,778

TOTAL CORPORATE BONDS
(Cost $891,531)		938,638

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds 2.5% 5/15/46	46,700	43,176
U.S. Treasury Notes 1.75% 5/31/22	12,000	11,997
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,696)		55,173
	Shares	Value (000s)

Common Stocks - 8.4%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	101,676	$5,816
Viacom, Inc. Class B (non-vtg.)	247,265	8,602
		14,418
CONSUMER STAPLES - 1.6%
Beverages - 0.9%
Cott Corp.	468,400	6,179
The Coca-Cola Co.	183,200	8,330
		14,509
Food & Staples Retailing - 0.4%
Kroger Co.	206,400	6,147
Food Products - 0.3%
Mondelez International, Inc.	103,100	4,803

TOTAL CONSUMER STAPLES		25,459

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips Co.	122,700	5,483
Scorpio Tankers, Inc.	2,268,768	8,440
		13,923
HEALTH CARE - 0.7%
Biotechnology - 0.4%
Amgen, Inc.	40,275	6,252
Pharmaceuticals - 0.3%
GlaxoSmithKline PLC sponsored ADR	110,000	4,865

TOTAL HEALTH CARE		11,117

INDUSTRIALS - 0.6%
Industrial Conglomerates - 0.3%
General Electric Co.	196,200	5,372
Road & Rail - 0.3%
Union Pacific Corp.	36,100	3,982

TOTAL INDUSTRIALS		9,354

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	114,000	3,594
Internet Software & Services - 1.2%
Twitter, Inc. (e)(f)	999,875	18,318
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	120,000	18,331

TOTAL INFORMATION TECHNOLOGY		40,243

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	148,900	2,012
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	197,400	9,207
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	151,500	5,501
TOTAL COMMON STOCKS
(Cost $127,603)		131,234

Convertible Preferred Stocks - 22.1%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
William Lyon Homes, Inc. 6.50%	74,500	8,004
CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Bunge Ltd. 4.875%	169,100	18,379
Post Holdings, Inc.:
3.75%	30,600	5,279
5.25%	24,500	3,416
Series C 2.50%	88,700	13,449
Tyson Foods, Inc. 4.75%	98,300	6,119
		46,642
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
Series A 5.75%	300	187
Series A, 5.75% (a)	18,000	11,239
Hess Corp. Series A 8.00%	106,200	5,990
Southwestern Energy Co. Series B 6.25%	196,094	3,003
		20,419
FINANCIALS - 4.3%
Banks - 4.3%
Bank of America Corp. Series L 7.25%	22,368	27,624
Wells Fargo & Co. 7.50%	31,663	40,054
		67,678
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 1.2%
Alere, Inc. 3.00%	24,722	9,493
Becton, Dickinson & Co. Series A 6.125%	161,800	8,601
		18,094
Health Care Providers & Services - 2.4%
Anthem, Inc. 5.25%	642,008	33,102
Envision Healthcare Corp. Series A 5.25%	36,900	3,786
		36,888
Pharmaceuticals - 1.4%
Allergan PLC 5.50%	28,215	22,501

TOTAL HEALTH CARE		77,483

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Arconic, Inc. 5.375%	200,094	8,612
Commercial Services & Supplies - 0.7%
Stericycle, Inc. 2.25%	159,545	10,929
Machinery - 0.4%
Rexnord Corp. Series A 5.75%	75,737	4,021
Stanley Black & Decker, Inc. 5.375%	27,000	2,812
		6,833

TOTAL INDUSTRIALS		26,374

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp. 5.50%	47,300	5,646
Welltower, Inc. Series I, 6.50%	96,200	6,241
		11,887
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
T-Mobile U.S., Inc. Series A 5.50%	406,500	44,422
UTILITIES - 2.6%
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. 5.375%	289,665	8,364
Multi-Utilities - 2.1%
CenterPoint Energy, Inc. 2.00% ZENS	445,800	31,986

TOTAL UTILITIES		40,350

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $303,399)		343,259
	Principal Amount (000s)	Value (000s)

Preferred Securities - 1.8%
INDUSTRIALS - 1.8%
Industrial Conglomerates - 1.8%
General Electric Co. 5% (b)(g)
(Cost $28,453)	26,360	28,418
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.86% (h)	50,630,070	50,640
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	2,212,527	2,213
TOTAL MONEY MARKET FUNDS
(Cost $52,853)		52,853
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,458,535)		1,549,575
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,278
NET ASSETS - 100%		$1,555,853

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $349,595,000 or 22.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$184
Fidelity Securities Lending Cash Central Fund	11
Total	$195

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$22,422	$14,418	$8,004	$--
Consumer Staples	72,101	25,459	46,642	--
Energy	34,342	13,923	20,419	--
Financials	67,678	--	67,678	--
Health Care	88,600	11,117	77,483	--
Industrials	35,728	9,354	26,374	--
Information Technology	40,243	40,243	--	--
Materials	2,012	2,012	--	--
Real Estate	11,887	--	11,887	--
Telecommunication Services	53,629	9,207	44,422	--
Utilities	45,851	5,501	40,350	--
Corporate Bonds	938,638	--	938,278	360
U.S. Government and Government Agency Obligations	55,173	--	55,173	--
Preferred Securities	28,418	--	28,418	--
Money Market Funds	52,853	52,853	--	--
Total Investments in Securities:	$1,549,575	$184,087	$1,365,128	$360

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$271,476
Level 2 to Level 1	$0

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.6%
AAA,AA,A	3.5%
BBB	1.5%
BB	18.6%
B	13.0%
CCC,CC,C	3.8%
Not Rated	21.7%
Equities	30.5%
Short-Term Investments and Net Other Assets	3.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,132) — See accompanying schedule: Unaffiliated issuers (cost $1,405,682)	$1,496,722
Fidelity Central Funds (cost $52,853)	52,853
Total Investments (cost $1,458,535)		$1,549,575
Receivable for investments sold		24,286
Receivable for fund shares sold		224
Dividends receivable		2,353
Interest receivable		6,205
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		1
Other receivables		1
Total assets		1,582,696
Liabilities
Payable for investments purchased	$22,814
Payable for fund shares redeemed	1,177
Accrued management fee	320
Distribution and service plan fees payable	25
Other affiliated payables	249
Other payables and accrued expenses	46
Collateral on securities loaned	2,212
Total liabilities		26,843
Net Assets		$1,555,853
Net Assets consist of:
Paid in capital		$1,487,872
Undistributed net investment income		13,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,040
Net Assets		$1,555,853
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,911 ÷ 828.1 shares)		$27.67
Maximum offering price per share (100/94.25 of $27.67)		$29.36
Class M:
Net Asset Value and redemption price per share ($6,758 ÷ 244.2 shares)		$27.67
Maximum offering price per share (100/96.50 of $27.67)		$28.67
Class C:
Net Asset Value and offering price per share ($21,297 ÷ 774.8 shares)(a)		$27.49
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,457,195 ÷ 52,478.5 shares)		$27.77
Class I:
Net Asset Value, offering price and redemption price per share ($47,692 ÷ 1,720.2 shares)		$27.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$14,611
Interest		14,274
Income from Fidelity Central Funds		195
Total income		29,080
Expenses
Management fee
Basic fee	$3,550
Performance adjustment	(1,605)
Transfer agent fees	1,262
Distribution and service plan fees	162
Accounting and security lending fees	249
Custodian fees and expenses	18
Independent trustees' fees and expenses	3
Registration fees	70
Audit	48
Legal	3
Interest	1
Miscellaneous	8
Total expenses before reductions	3,769
Expense reductions	(15)	3,754
Net investment income (loss)		25,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,324
Fidelity Central Funds	(1)
Foreign currency transactions	(5)
Total net realized gain (loss)		10,318
Change in net unrealized appreciation (depreciation) on: Investment securities	61,316
Total change in net unrealized appreciation (depreciation)		61,316
Net gain (loss)		71,634
Net increase (decrease) in net assets resulting from operations		$96,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,326	$56,632
Net realized gain (loss)	10,318	28,003
Change in net unrealized appreciation (depreciation)	61,316	(88,777)
Net increase (decrease) in net assets resulting from operations	96,960	(4,142)
Distributions to shareholders from net investment income	(24,629)	(57,950)
Distributions to shareholders from net realized gain	(24,545)	(135,548)
Total distributions	(49,174)	(193,498)
Share transactions - net increase (decrease)	(110,003)	(239,577)
Total increase (decrease) in net assets	(62,217)	(437,217)
Net Assets
Beginning of period	1,618,070	2,055,287
End of period	$1,555,853	$1,618,070
Other Information
Undistributed net investment income end of period	$13,221	$12,524

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.85	$29.56	$33.42	$30.79	$25.08	$22.85
Income from Investment Operations
Net investment income (loss)A	.40	.81B	.66	.51	.57	.68
Net realized and unrealized gain (loss)	1.22C	(.69)	(2.81)	2.81D	5.88	2.22
Total from investment operations	1.62	.12	(2.15)	3.32	6.45	2.90
Distributions from net investment income	(.38)	(.83)	(.61)	(.48)	(.74)	(.67)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.80)	(2.83)	(1.71)	(.69)	(.74)	(.67)
Net asset value, end of period	$27.67	$26.85	$29.56	$33.42	$30.79	$25.08
Total ReturnE,F,G	6.12%C	.83%	(6.60)%	10.95%D	26.12%	12.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.73%	.84%	.86%	.99%	1.04%
Expenses net of fee waivers, if any	.74%J	.73%	.84%	.85%	.99%	1.04%
Expenses net of all reductions	.74%J	.73%	.84%	.85%	.99%	1.04%
Net investment income (loss)	2.92%J	3.08%B	2.09%	1.60%	1.99%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$23	$29	$56	$150	$113	$26
Portfolio turnover rateK	104%J	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.83%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.86	$29.56	$33.44	$30.80	$25.09	$22.87
Income from Investment Operations
Net investment income (loss)A	.36	.73B	.57	.42	.48	.60
Net realized and unrealized gain (loss)	1.21C	(.68)	(2.82)	2.82D	5.89	2.22
Total from investment operations	1.57	.05	(2.25)	3.24	6.37	2.82
Distributions from net investment income	(.35)	(.75)	(.53)	(.39)	(.66)	(.60)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.76)E	(2.75)	(1.63)	(.60)	(.66)	(.60)
Net asset value, end of period	$27.67	$26.86	$29.56	$33.44	$30.80	$25.09
Total ReturnF,G,H	5.95%C	.53%	(6.91)%	10.67%D	25.73%	12.48%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Expenses net of fee waivers, if any	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Expenses net of all reductions	1.04%K	1.04%	1.12%	1.14%	1.30%	1.36%
Net investment income (loss)	2.62%K	2.77%B	1.81%	1.32%	1.68%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$9	$14	$11	$4
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.66%

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 E Total distributions of $.76 per share is comprised of distributions from net investment income of $.349 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.68	$29.37	$33.23	$30.63	$24.97	$22.75
Income from Investment Operations
Net investment income (loss)A	.29	.60B	.42	.27	.34	.49
Net realized and unrealized gain (loss)	1.21C	(.67)	(2.80)	2.80D	5.87	2.22
Total from investment operations	1.50	(.07)	(2.38)	3.07	6.21	2.71
Distributions from net investment income	(.28)	(.62)	(.38)	(.26)	(.55)	(.49)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.69)E	(2.62)	(1.48)	(.47)	(.55)	(.49)
Net asset value, end of period	$27.49	$26.68	$29.37	$33.23	$30.63	$24.97
Total ReturnF,G,H	5.72%C	.09%	(7.35)%	10.13%D	25.12%	12.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.50%	1.60%	1.62%	1.78%	1.82%
Expenses net of fee waivers, if any	1.49%K	1.49%	1.60%	1.62%	1.77%	1.82%
Expenses net of all reductions	1.49%K	1.49%	1.59%	1.62%	1.77%	1.82%
Net investment income (loss)	2.16%K	2.32%B	1.33%	.84%	1.20%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$21	$24	$39	$48	$28	$12
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.43%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 E Total distributions of $.69 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.95	$29.66	$33.56	$30.90	$25.16	$22.92
Income from Investment Operations
Net investment income (loss)A	.44	.88B	.75	.60	.64	.75
Net realized and unrealized gain (loss)	1.22C	(.68)	(2.83)	2.83D	5.91	2.23
Total from investment operations	1.66	.20	(2.08)	3.43	6.55	2.98
Distributions from net investment income	(.43)	(.92)	(.72)	(.56)	(.81)	(.74)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.84)E	(2.91)F	(1.82)	(.77)	(.81)	(.74)
Net asset value, end of period	$27.77	$26.95	$29.66	$33.56	$30.90	$25.16
Total ReturnG,H	6.28%C	1.13%	(6.38)%	11.28%D	26.44%	13.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	.45%K	.45%	.56%	.58%	.73%	.76%
Expenses net of fee waivers, if any	.45%K	.45%	.56%	.58%	.72%	.76%
Expenses net of all reductions	.45%K	.45%	.56%	.58%	.72%	.76%
Net investment income (loss)	3.21%K	3.36%B	2.37%	1.88%	2.26%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$1,457	$1,490	$1,823	$2,307	$2,109	$1,733
Portfolio turnover rateL	104%K	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 E Total distributions of $.84 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.91	$29.62	$33.51	$30.86	$25.13	$22.90
Income from Investment Operations
Net investment income (loss)A	.44	.88B	.74	.59	.64	.74
Net realized and unrealized gain (loss)	1.21C	(.68)	(2.82)	2.83D	5.89	2.22
Total from investment operations	1.65	.20	(2.08)	3.42	6.53	2.96
Distributions from net investment income	(.43)	(.91)	(.71)	(.56)	(.80)	(.73)
Distributions from net realized gain	(.42)	(2.00)	(1.10)	(.21)	–	–
Total distributions	(.84)E	(2.91)	(1.81)	(.77)	(.80)	(.73)
Net asset value, end of period	$27.72	$26.91	$29.62	$33.51	$30.86	$25.13
Total ReturnF,G	6.24%C	1.11%	(6.39)%	11.25%D	26.42%	13.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.46%J	.47%	.58%	.61%	.76%	.80%
Expenses net of fee waivers, if any	.46%J	.47%	.58%	.61%	.76%	.80%
Expenses net of all reductions	.46%J	.47%	.58%	.61%	.76%	.80%
Net investment income (loss)	3.20%J	3.35%B	2.35%	1.85%	2.22%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$48	$68	$128	$159	$92	$14
Portfolio turnover rateK	104%J	112%	19%	23%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 5.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 E Total distributions of $.84 per share is comprised of distributions from net investment income of $.426 and distributions from net realized gain of $.415 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Convertible Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$149,865
Gross unrealized depreciation	(57,867)
Net unrealized appreciation (depreciation) on securities	$91,998
Tax cost	$1,457,577

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(16,069)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $710,357 and $816,129, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill Lynch℠ All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33	$–(a)
Class M	.25%	.25%	17	–(a)
Class C	.75%	.25%	112	4
			$162	$4

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	–(b)
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25.19
Class M	8.24
Class C	23.20
Convertible Securities	1,162.16
Class I	44.17
	$1,262

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,540.84%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$371	$1,195
Class M	85	200
Class B	–	4
Class C	233	681
Convertible Securities	23,056	53,380
Class I	884	2,490
Total	$24,629	$57,950
From net realized gain
Class A	$444	$3,669
Class M	102	611
Class B	–	42
Class C	357	2,620
Convertible Securities	22,674	121,509
Class I	968	7,097
Total	$24,545	$135,548

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	50	201	$1,376	$5,198
Reinvestment of distributions	28	174	761	4,559
Shares redeemed	(348)	(1,162)	(9,509)	(30,119)
Net increase (decrease)	(270)	(787)	$(7,372)	$(20,362)
Class M
Shares sold	12	30	$356	$801
Reinvestment of distributions	7	30	184	775
Shares redeemed	(21)	(128)	(581)	(3,334)
Net increase (decrease)	(2)	(68)	$(41)	$(1,758)
Class B
Shares sold	–	–(a)	$–	$3
Reinvestment of distributions	–	2	–	44
Shares redeemed	–	(23)	–	(585)
Net increase (decrease)	–	(21)	$–	$(538)
Class C
Shares sold	28	60	$760	$1,543
Reinvestment of distributions	20	109	534	2,851
Shares redeemed	(174)	(596)	(4,711)	(15,405)
Net increase (decrease)	(126)	(427)	$(3,417)	$(11,011)
Convertible Securities
Shares sold	2,051	2,465	$55,943	$64,715
Reinvestment of distributions	1,506	5,913	40,663	155,523
Shares redeemed	(6,346)	(14,555)	(173,697)	(379,545)
Net increase (decrease)	(2,789)	(6,177)	$(77,091)	$(159,307)
Class I
Shares sold	391	1,361	$10,724	$36,068
Reinvestment of distributions	55	281	1,470	7,372
Shares redeemed	(1,264)	(3,422)	(34,276)	(90,041)
Net increase (decrease)	(818)	(1,780)	$(22,082)	$(46,601)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	.74%
Actual		$1,000.00	$1,061.20	$3.80
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	1.04%
Actual		$1,000.00	$1,059.50	$5.34
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.49%
Actual		$1,000.00	$1,057.20	$7.64
Hypothetical-C		$1,000.00	$1,017.50	$7.49
Convertible Securities	.45%
Actual		$1,000.00	$1,062.80	$2.31
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class I	.46%
Actual		$1,000.00	$1,062.40	$2.37
Hypothetical-C		$1,000.00	$1,022.64	$2.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Equity Dividend Income Fund Class K Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	4.5	2.2
Wells Fargo & Co.	3.8	2.7
JPMorgan Chase & Co.	3.7	4.8
Chevron Corp.	3.7	4.4
Cisco Systems, Inc.	2.9	2.7
Procter & Gamble Co.	2.8	1.8
Unilever NV (NY Reg.)	2.5	0.4
The Williams Companies, Inc.	2.2	3.2
General Electric Co.	2.2	2.0
Medtronic PLC	2.1	1.1
	30.4

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	28.1
Energy	12.9	16.1
Information Technology	12.5	10.2
Consumer Staples	10.7	6.7
Health Care	10.3	8.2

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 19.7%

As of November 30, 2016*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 14.7%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.0%
Distributors - 0.2%
Genuine Parts Co.	93,800	$8,688
Hotels, Restaurants & Leisure - 1.6%
Cedar Fair LP (depositary unit)	227,895	16,185
Darden Restaurants, Inc.	335,200	29,809
Wyndham Worldwide Corp.	397,900	40,184
		86,178
Media - 0.6%
Informa PLC	1,363,298	11,786
Omnicom Group, Inc.	278,000	23,274
		35,060
Multiline Retail - 0.3%
Dollar General Corp.	229,500	16,843
Specialty Retail - 0.3%
Home Depot, Inc.	121,700	18,682
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	548,393	25,341
VF Corp.	610,300	32,834
		58,175

TOTAL CONSUMER DISCRETIONARY		223,626

CONSUMER STAPLES - 10.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	345,300	32,731
Food & Staples Retailing - 2.3%
CVS Health Corp.	328,900	25,269
Wal-Mart Stores, Inc. (a)	1,144,800	89,981
Walgreens Boots Alliance, Inc.	200,700	16,261
		131,511
Food Products - 0.2%
B&G Foods, Inc. Class A	251,200	10,186
Household Products - 3.3%
Procter & Gamble Co.	1,745,205	153,735
Reckitt Benckiser Group PLC	276,800	28,390
		182,125
Personal Products - 2.5%
Unilever NV (NY Reg.) (a)	2,463,100	139,855
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR (a)	1,107,500	79,873
Imperial Tobacco Group PLC	462,569	21,629
		101,502

TOTAL CONSUMER STAPLES		597,910

ENERGY - 12.9%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	1,055,200	73,431
Oil, Gas & Consumable Fuels - 11.6%
Boardwalk Pipeline Partners, LP	1,688,800	30,517
Cenovus Energy, Inc.	2,177,000	19,420
Chevron Corp.	2,006,970	207,681
ConocoPhillips Co.	1,285,700	57,458
Enterprise Products Partners LP	1,166,700	31,279
Exxon Mobil Corp.	678,956	54,656
Kinder Morgan, Inc.	2,921,900	54,815
Suncor Energy, Inc.	2,090,100	65,418
The Williams Companies, Inc.	4,302,200	123,043
		644,287

TOTAL ENERGY		717,718

FINANCIALS - 26.4%
Banks - 13.2%
Bank of America Corp.	3,454,700	77,420
First Hawaiian, Inc.	327,600	9,029
JPMorgan Chase & Co.	2,540,322	208,687
PNC Financial Services Group, Inc.	682,600	81,025
SunTrust Banks, Inc.	1,206,800	64,407
U.S. Bancorp	1,661,200	84,538
Wells Fargo & Co.	4,126,408	211,025
		736,131
Capital Markets - 5.4%
Ares Capital Corp.	1,370,600	22,820
BlackRock, Inc. Class A	203,100	83,117
State Street Corp.	874,700	71,253
The Blackstone Group LP	2,728,000	89,697
TPG Specialty Lending, Inc. (a)	1,554,100	32,139
		299,026
Consumer Finance - 1.8%
Capital One Financial Corp.	911,400	70,105
Discover Financial Services	514,700	30,213
		100,318
Insurance - 6.0%
Chubb Ltd.	745,079	106,688
First American Financial Corp.	1,027,200	44,704
FNF Group	1,464,200	62,390
Principal Financial Group, Inc.	595,800	37,482
Sony Financial Holdings, Inc.	1,644,900	25,323
The Travelers Companies, Inc.	446,100	55,696
		332,283

TOTAL FINANCIALS		1,467,758

HEALTH CARE - 10.3%
Biotechnology - 1.5%
Amgen, Inc.	549,900	85,366
Health Care Equipment & Supplies - 2.1%
Medtronic PLC	1,403,564	118,292
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	393,800	29,255
UnitedHealth Group, Inc.	250,900	43,953
		73,208
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	538,200	29,036
GlaxoSmithKline PLC	4,381,900	95,916
Johnson & Johnson	917,866	117,716
Sanofi SA sponsored ADR	1,119,900	55,536
		298,204

TOTAL HEALTH CARE		575,070

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
Northrop Grumman Corp.	95,200	24,678
United Technologies Corp.	837,130	101,527
		126,205
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	359,100	15,646
Electrical Equipment - 1.3%
Eaton Corp. PLC	787,500	60,937
Emerson Electric Co.	252,700	14,940
		75,877
Industrial Conglomerates - 2.7%
3M Co.	143,800	29,403
General Electric Co.	4,370,797	119,672
		149,075
Machinery - 1.1%
Caterpillar, Inc.	364,000	38,377
Pentair PLC	344,500	22,813
		61,190
Professional Services - 0.5%
Nielsen Holdings PLC	702,500	27,032
Road & Rail - 1.0%
Norfolk Southern Corp.	460,900	57,165

TOTAL INDUSTRIALS		512,190

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 2.9%
Cisco Systems, Inc.	5,054,100	159,356
IT Services - 3.1%
Accenture PLC Class A	367,600	45,755
Amdocs Ltd.	629,800	40,798
Leidos Holdings, Inc.	480,200	26,680
Paychex, Inc.	944,500	55,943
		169,176
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	2,062,200	74,466
Maxim Integrated Products, Inc.	458,600	21,921
Qualcomm, Inc.	1,555,851	89,104
		185,491
Software - 1.2%
Microsoft Corp.	966,226	67,481
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	740,800	113,165

TOTAL INFORMATION TECHNOLOGY		694,669

MATERIALS - 2.3%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	489,000	38,592
LyondellBasell Industries NV Class A	592,700	47,724
The Dow Chemical Co.	7,900	489
		86,805
Containers & Packaging - 0.7%
WestRock Co.	739,031	40,218

TOTAL MATERIALS		127,023

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Brandywine Realty Trust (SBI)	1,353,200	23,586
Crown Castle International Corp.	345,900	35,161
Liberty Property Trust (SBI)	536,300	22,037
Mid-America Apartment Communities, Inc.	306,000	31,194
WP Carey, Inc.	86,500	5,642
		117,620
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
Verizon Communications, Inc.	5,352,900	249,658
UTILITIES - 4.5%
Electric Utilities - 4.5%
Duke Energy Corp.	404,500	34,658
Exelon Corp.	916,600	33,282
IDACORP, Inc.	630,700	55,060
PPL Corp.	1,431,600	57,135
Xcel Energy, Inc.	1,476,500	70,739
		250,874
TOTAL COMMON STOCKS
(Cost $4,652,220)		5,534,116

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.86% (b)	18,063,219	18,067
Fidelity Securities Lending Cash Central Fund 0.87% (b)(c)	187,702,596	187,721
TOTAL MONEY MARKET FUNDS
(Cost $205,786)		205,788
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $4,858,006)		5,739,904
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(171,348)
NET ASSETS - 100%		$5,568,556

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$325
Fidelity Securities Lending Cash Central Fund	529
Total	$854

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$223,626	$223,626	$--	$--
Consumer Staples	597,910	569,520	28,390	--
Energy	717,718	717,718	--	--
Financials	1,467,758	1,467,758	--	--
Health Care	575,070	479,154	95,916	--
Industrials	512,190	512,190	--	--
Information Technology	694,669	694,669	--	--
Materials	127,023	127,023	--	--
Real Estate	117,620	117,620	--	--
Telecommunication Services	249,658	249,658	--	--
Utilities	250,874	250,874	--	--
Money Market Funds	205,788	205,788	--	--
Total Investments in Securities:	$5,739,904	$5,615,598	$124,306	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
United Kingdom	4.8%
Ireland	4.4%
Netherlands	3.4%
Switzerland	1.9%
Canada	1.6%
Curacao	1.3%
France	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,776) — See accompanying schedule: Unaffiliated issuers (cost $4,652,220)	$5,534,116
Fidelity Central Funds (cost $205,786)	205,788
Total Investments (cost $4,858,006)		$5,739,904
Receivable for investments sold		55,490
Receivable for fund shares sold		825
Dividends receivable		18,393
Distributions receivable from Fidelity Central Funds		155
Prepaid expenses		2
Other receivables		466
Total assets		5,815,235
Liabilities
Payable for investments purchased	$39,562
Payable for fund shares redeemed	16,052
Accrued management fee	2,101
Other affiliated payables	773
Other payables and accrued expenses	482
Collateral on securities loaned	187,709
Total liabilities		246,679
Net Assets		$5,568,556
Net Assets consist of:
Paid in capital		$4,499,369
Undistributed net investment income		20,353
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		166,994
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		881,840
Net Assets		$5,568,556
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($5,338,367 ÷ 193,844 shares)		$27.54
Class K:
Net Asset Value, offering price and redemption price per share ($230,189÷ 8,358 shares)		$27.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$85,520
Income from Fidelity Central Funds		854
Total income		86,374
Expenses
Management fee	$12,813
Transfer agent fees	4,090
Accounting and security lending fees	564
Custodian fees and expenses	43
Independent trustees' fees and expenses	11
Appreciation in deferred trustee compensation account	1
Registration fees	75
Audit	39
Legal	11
Interest	2
Miscellaneous	28
Total expenses before reductions	17,677
Expense reductions	(100)	17,577
Net investment income (loss)		68,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,103
Fidelity Central Funds	14
Foreign currency transactions	8
Total net realized gain (loss)		188,125
Change in net unrealized appreciation (depreciation) on: Investment securities	52,045
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		52,069
Net gain (loss)		240,194
Net increase (decrease) in net assets resulting from operations		$308,991

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,797	$114,995
Net realized gain (loss)	188,125	193,630
Change in net unrealized appreciation (depreciation)	52,069	274,121
Net increase (decrease) in net assets resulting from operations	308,991	582,746
Distributions to shareholders from net investment income	(74,955)	(102,799)
Distributions to shareholders from net realized gain	(223,485)	(161,630)
Total distributions	(298,440)	(264,429)
Share transactions - net increase (decrease)	(36,079)	179,142
Total increase (decrease) in net assets	(25,528)	497,459
Net Assets
Beginning of period	5,594,084	5,096,625
End of period	$5,568,556	$5,594,084
Other Information
Undistributed net investment income end of period	$20,353	$26,511

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.50	$26.01	$26.99	$24.15	$19.54	$17.03
Income from Investment Operations
Net investment income (loss)A	.33	.57	.64	.70B	.49	.46
Net realized and unrealized gain (loss)	1.17	2.26	(.95)C	2.77	4.59	2.48
Total from investment operations	1.50	2.83	(.31)	3.47	5.08	2.94
Distributions from net investment income	(.36)	(.51)	(.58)	(.63)	(.47)	(.43)
Distributions from net realized gain	(1.10)	(.83)	(.08)	–	–	–
Total distributions	(1.46)	(1.34)	(.67)D	(.63)	(.47)	(.43)
Net asset value, end of period	$27.54	$27.50	$26.01	$26.99	$24.15	$19.54
Total ReturnE,F	5.55%	11.60%	(1.13)%C	14.60%	26.35%	17.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.63%	.63%	.63%	.65%	.67%
Expenses net of fee waivers, if any	.62%I	.63%	.63%	.63%	.65%	.67%
Expenses net of all reductions	.62%I	.62%	.62%	.63%	.63%	.66%
Net investment income (loss)	2.39%I	2.23%	2.42%	2.78%B	2.24%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$5,338	$5,296	$4,819	$5,253	$4,993	$4,538
Portfolio turnover rateJ	47%I	55%	49%	52%	86%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.50	$26.01	$26.99	$24.15	$19.53	$17.03
Income from Investment Operations
Net investment income (loss)A	.34	.59	.67	.73B	.51	.48
Net realized and unrealized gain (loss)	1.17	2.27	(.96)C	2.76	4.61	2.48
Total from investment operations	1.51	2.86	(.29)	3.49	5.12	2.96
Distributions from net investment income	(.38)	(.54)	(.61)	(.65)	(.50)	(.46)
Distributions from net realized gain	(1.10)	(.83)	(.08)	–	–	–
Total distributions	(1.47)D	(1.37)	(.69)	(.65)	(.50)	(.46)
Net asset value, end of period	$27.54	$27.50	$26.01	$26.99	$24.15	$19.53
Total ReturnE,F	5.61%	11.72%	(1.03)%C	14.72%	26.57%	17.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%I	.52%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.52%I	.52%	.52%	.52%	.51%	.53%
Net investment income (loss)	2.49%I	2.33%	2.52%	2.89%B	2.35%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$230	$298	$277	$394	$442	$564
Portfolio turnover rateJ	47%I	55%	49%	52%	86%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%.

 D Total distributions of $1.47 per share is comprised of distributions from net investment income of $.378 and distributions from net realized gain of $1.095 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,007,448
Gross unrealized depreciation	(134,588)
Net unrealized appreciation (depreciation) on securities	$872,860
Tax cost	$4,867,044

4. Purchases and Sales of Investments.

Purchases and sales of securities, aggregated $1,308,836 and $1,432,330, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Equity Dividend Income	$4,022.15
Class K	68.05
	$4,090

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,727	1.09%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $529. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Equity Dividend Income	$70,864	$96,950
Class K	4,091	5,849
Total	$74,955	$102,799
From net realized gain
Equity Dividend Income	$211,696	$152,875
Class K	11,789	8,755
Total	$223,485	$161,630

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Equity Dividend Income
Shares sold	10,062	21,775	$277,313	$556,230
Reinvestment of distributions	9,812	9,659	266,448	235,737
Shares redeemed	(18,614)	(24,114)	(512,330)	(616,878)
Net increase (decrease)	1,260	7,320	$31,431	$175,089
Class K
Shares sold	1,209	3,206	$33,170	$81,624
Reinvestment of distributions	585	598	15,880	14,604
Shares redeemed	(4,277)	(3,620)	(116,560)	(92,175)
Net increase (decrease)	(2,483)	184	$(67,510)	$4,053

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Equity Dividend Income	.62%
Actual		$1,000.00	$1,055.50	$3.18
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K	.52%
Actual		$1,000.00	$1,056.10	$2.67
Hypothetical-C		$1,000.00	$1,022.34	$2.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EII-K-SANN-0717
1.863200.108

Fidelity® Equity Dividend Income Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	4.5	2.2
Wells Fargo & Co.	3.8	2.7
JPMorgan Chase & Co.	3.7	4.8
Chevron Corp.	3.7	4.4
Cisco Systems, Inc.	2.9	2.7
Procter & Gamble Co.	2.8	1.8
Unilever NV (NY Reg.)	2.5	0.4
The Williams Companies, Inc.	2.2	3.2
General Electric Co.	2.2	2.0
Medtronic PLC	2.1	1.1
	30.4

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	28.1
Energy	12.9	16.1
Information Technology	12.5	10.2
Consumer Staples	10.7	6.7
Health Care	10.3	8.2

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 19.7%

As of November 30, 2016*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 14.7%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.0%
Distributors - 0.2%
Genuine Parts Co.	93,800	$8,688
Hotels, Restaurants & Leisure - 1.6%
Cedar Fair LP (depositary unit)	227,895	16,185
Darden Restaurants, Inc.	335,200	29,809
Wyndham Worldwide Corp.	397,900	40,184
		86,178
Media - 0.6%
Informa PLC	1,363,298	11,786
Omnicom Group, Inc.	278,000	23,274
		35,060
Multiline Retail - 0.3%
Dollar General Corp.	229,500	16,843
Specialty Retail - 0.3%
Home Depot, Inc.	121,700	18,682
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	548,393	25,341
VF Corp.	610,300	32,834
		58,175

TOTAL CONSUMER DISCRETIONARY		223,626

CONSUMER STAPLES - 10.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	345,300	32,731
Food & Staples Retailing - 2.3%
CVS Health Corp.	328,900	25,269
Wal-Mart Stores, Inc. (a)	1,144,800	89,981
Walgreens Boots Alliance, Inc.	200,700	16,261
		131,511
Food Products - 0.2%
B&G Foods, Inc. Class A	251,200	10,186
Household Products - 3.3%
Procter & Gamble Co.	1,745,205	153,735
Reckitt Benckiser Group PLC	276,800	28,390
		182,125
Personal Products - 2.5%
Unilever NV (NY Reg.) (a)	2,463,100	139,855
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR (a)	1,107,500	79,873
Imperial Tobacco Group PLC	462,569	21,629
		101,502

TOTAL CONSUMER STAPLES		597,910

ENERGY - 12.9%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	1,055,200	73,431
Oil, Gas & Consumable Fuels - 11.6%
Boardwalk Pipeline Partners, LP	1,688,800	30,517
Cenovus Energy, Inc.	2,177,000	19,420
Chevron Corp.	2,006,970	207,681
ConocoPhillips Co.	1,285,700	57,458
Enterprise Products Partners LP	1,166,700	31,279
Exxon Mobil Corp.	678,956	54,656
Kinder Morgan, Inc.	2,921,900	54,815
Suncor Energy, Inc.	2,090,100	65,418
The Williams Companies, Inc.	4,302,200	123,043
		644,287

TOTAL ENERGY		717,718

FINANCIALS - 26.4%
Banks - 13.2%
Bank of America Corp.	3,454,700	77,420
First Hawaiian, Inc.	327,600	9,029
JPMorgan Chase & Co.	2,540,322	208,687
PNC Financial Services Group, Inc.	682,600	81,025
SunTrust Banks, Inc.	1,206,800	64,407
U.S. Bancorp	1,661,200	84,538
Wells Fargo & Co.	4,126,408	211,025
		736,131
Capital Markets - 5.4%
Ares Capital Corp.	1,370,600	22,820
BlackRock, Inc. Class A	203,100	83,117
State Street Corp.	874,700	71,253
The Blackstone Group LP	2,728,000	89,697
TPG Specialty Lending, Inc. (a)	1,554,100	32,139
		299,026
Consumer Finance - 1.8%
Capital One Financial Corp.	911,400	70,105
Discover Financial Services	514,700	30,213
		100,318
Insurance - 6.0%
Chubb Ltd.	745,079	106,688
First American Financial Corp.	1,027,200	44,704
FNF Group	1,464,200	62,390
Principal Financial Group, Inc.	595,800	37,482
Sony Financial Holdings, Inc.	1,644,900	25,323
The Travelers Companies, Inc.	446,100	55,696
		332,283

TOTAL FINANCIALS		1,467,758

HEALTH CARE - 10.3%
Biotechnology - 1.5%
Amgen, Inc.	549,900	85,366
Health Care Equipment & Supplies - 2.1%
Medtronic PLC	1,403,564	118,292
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	393,800	29,255
UnitedHealth Group, Inc.	250,900	43,953
		73,208
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	538,200	29,036
GlaxoSmithKline PLC	4,381,900	95,916
Johnson & Johnson	917,866	117,716
Sanofi SA sponsored ADR	1,119,900	55,536
		298,204

TOTAL HEALTH CARE		575,070

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
Northrop Grumman Corp.	95,200	24,678
United Technologies Corp.	837,130	101,527
		126,205
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	359,100	15,646
Electrical Equipment - 1.3%
Eaton Corp. PLC	787,500	60,937
Emerson Electric Co.	252,700	14,940
		75,877
Industrial Conglomerates - 2.7%
3M Co.	143,800	29,403
General Electric Co.	4,370,797	119,672
		149,075
Machinery - 1.1%
Caterpillar, Inc.	364,000	38,377
Pentair PLC	344,500	22,813
		61,190
Professional Services - 0.5%
Nielsen Holdings PLC	702,500	27,032
Road & Rail - 1.0%
Norfolk Southern Corp.	460,900	57,165

TOTAL INDUSTRIALS		512,190

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 2.9%
Cisco Systems, Inc.	5,054,100	159,356
IT Services - 3.1%
Accenture PLC Class A	367,600	45,755
Amdocs Ltd.	629,800	40,798
Leidos Holdings, Inc.	480,200	26,680
Paychex, Inc.	944,500	55,943
		169,176
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	2,062,200	74,466
Maxim Integrated Products, Inc.	458,600	21,921
Qualcomm, Inc.	1,555,851	89,104
		185,491
Software - 1.2%
Microsoft Corp.	966,226	67,481
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	740,800	113,165

TOTAL INFORMATION TECHNOLOGY		694,669

MATERIALS - 2.3%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	489,000	38,592
LyondellBasell Industries NV Class A	592,700	47,724
The Dow Chemical Co.	7,900	489
		86,805
Containers & Packaging - 0.7%
WestRock Co.	739,031	40,218

TOTAL MATERIALS		127,023

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Brandywine Realty Trust (SBI)	1,353,200	23,586
Crown Castle International Corp.	345,900	35,161
Liberty Property Trust (SBI)	536,300	22,037
Mid-America Apartment Communities, Inc.	306,000	31,194
WP Carey, Inc.	86,500	5,642
		117,620
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
Verizon Communications, Inc.	5,352,900	249,658
UTILITIES - 4.5%
Electric Utilities - 4.5%
Duke Energy Corp.	404,500	34,658
Exelon Corp.	916,600	33,282
IDACORP, Inc.	630,700	55,060
PPL Corp.	1,431,600	57,135
Xcel Energy, Inc.	1,476,500	70,739
		250,874
TOTAL COMMON STOCKS
(Cost $4,652,220)		5,534,116

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.86% (b)	18,063,219	18,067
Fidelity Securities Lending Cash Central Fund 0.87% (b)(c)	187,702,596	187,721
TOTAL MONEY MARKET FUNDS
(Cost $205,786)		205,788
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $4,858,006)		5,739,904
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(171,348)
NET ASSETS - 100%		$5,568,556

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$325
Fidelity Securities Lending Cash Central Fund	529
Total	$854

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$223,626	$223,626	$--	$--
Consumer Staples	597,910	569,520	28,390	--
Energy	717,718	717,718	--	--
Financials	1,467,758	1,467,758	--	--
Health Care	575,070	479,154	95,916	--
Industrials	512,190	512,190	--	--
Information Technology	694,669	694,669	--	--
Materials	127,023	127,023	--	--
Real Estate	117,620	117,620	--	--
Telecommunication Services	249,658	249,658	--	--
Utilities	250,874	250,874	--	--
Money Market Funds	205,788	205,788	--	--
Total Investments in Securities:	$5,739,904	$5,615,598	$124,306	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
United Kingdom	4.8%
Ireland	4.4%
Netherlands	3.4%
Switzerland	1.9%
Canada	1.6%
Curacao	1.3%
France	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,776) — See accompanying schedule: Unaffiliated issuers (cost $4,652,220)	$5,534,116
Fidelity Central Funds (cost $205,786)	205,788
Total Investments (cost $4,858,006)		$5,739,904
Receivable for investments sold		55,490
Receivable for fund shares sold		825
Dividends receivable		18,393
Distributions receivable from Fidelity Central Funds		155
Prepaid expenses		2
Other receivables		466
Total assets		5,815,235
Liabilities
Payable for investments purchased	$39,562
Payable for fund shares redeemed	16,052
Accrued management fee	2,101
Other affiliated payables	773
Other payables and accrued expenses	482
Collateral on securities loaned	187,709
Total liabilities		246,679
Net Assets		$5,568,556
Net Assets consist of:
Paid in capital		$4,499,369
Undistributed net investment income		20,353
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		166,994
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		881,840
Net Assets		$5,568,556
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($5,338,367 ÷ 193,844 shares)		$27.54
Class K:
Net Asset Value, offering price and redemption price per share ($230,189÷ 8,358 shares)		$27.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$85,520
Income from Fidelity Central Funds		854
Total income		86,374
Expenses
Management fee	$12,813
Transfer agent fees	4,090
Accounting and security lending fees	564
Custodian fees and expenses	43
Independent trustees' fees and expenses	11
Appreciation in deferred trustee compensation account	1
Registration fees	75
Audit	39
Legal	11
Interest	2
Miscellaneous	28
Total expenses before reductions	17,677
Expense reductions	(100)	17,577
Net investment income (loss)		68,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,103
Fidelity Central Funds	14
Foreign currency transactions	8
Total net realized gain (loss)		188,125
Change in net unrealized appreciation (depreciation) on: Investment securities	52,045
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		52,069
Net gain (loss)		240,194
Net increase (decrease) in net assets resulting from operations		$308,991

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,797	$114,995
Net realized gain (loss)	188,125	193,630
Change in net unrealized appreciation (depreciation)	52,069	274,121
Net increase (decrease) in net assets resulting from operations	308,991	582,746
Distributions to shareholders from net investment income	(74,955)	(102,799)
Distributions to shareholders from net realized gain	(223,485)	(161,630)
Total distributions	(298,440)	(264,429)
Share transactions - net increase (decrease)	(36,079)	179,142
Total increase (decrease) in net assets	(25,528)	497,459
Net Assets
Beginning of period	5,594,084	5,096,625
End of period	$5,568,556	$5,594,084
Other Information
Undistributed net investment income end of period	$20,353	$26,511

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.50	$26.01	$26.99	$24.15	$19.54	$17.03
Income from Investment Operations
Net investment income (loss)A	.33	.57	.64	.70B	.49	.46
Net realized and unrealized gain (loss)	1.17	2.26	(.95)C	2.77	4.59	2.48
Total from investment operations	1.50	2.83	(.31)	3.47	5.08	2.94
Distributions from net investment income	(.36)	(.51)	(.58)	(.63)	(.47)	(.43)
Distributions from net realized gain	(1.10)	(.83)	(.08)	–	–	–
Total distributions	(1.46)	(1.34)	(.67)D	(.63)	(.47)	(.43)
Net asset value, end of period	$27.54	$27.50	$26.01	$26.99	$24.15	$19.54
Total ReturnE,F	5.55%	11.60%	(1.13)%C	14.60%	26.35%	17.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.63%	.63%	.63%	.65%	.67%
Expenses net of fee waivers, if any	.62%I	.63%	.63%	.63%	.65%	.67%
Expenses net of all reductions	.62%I	.62%	.62%	.63%	.63%	.66%
Net investment income (loss)	2.39%I	2.23%	2.42%	2.78%B	2.24%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$5,338	$5,296	$4,819	$5,253	$4,993	$4,538
Portfolio turnover rateJ	47%I	55%	49%	52%	86%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.50	$26.01	$26.99	$24.15	$19.53	$17.03
Income from Investment Operations
Net investment income (loss)A	.34	.59	.67	.73B	.51	.48
Net realized and unrealized gain (loss)	1.17	2.27	(.96)C	2.76	4.61	2.48
Total from investment operations	1.51	2.86	(.29)	3.49	5.12	2.96
Distributions from net investment income	(.38)	(.54)	(.61)	(.65)	(.50)	(.46)
Distributions from net realized gain	(1.10)	(.83)	(.08)	–	–	–
Total distributions	(1.47)D	(1.37)	(.69)	(.65)	(.50)	(.46)
Net asset value, end of period	$27.54	$27.50	$26.01	$26.99	$24.15	$19.53
Total ReturnE,F	5.61%	11.72%	(1.03)%C	14.72%	26.57%	17.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%I	.52%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.52%I	.52%	.52%	.52%	.51%	.53%
Net investment income (loss)	2.49%I	2.33%	2.52%	2.89%B	2.35%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$230	$298	$277	$394	$442	$564
Portfolio turnover rateJ	47%I	55%	49%	52%	86%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%.

 D Total distributions of $1.47 per share is comprised of distributions from net investment income of $.378 and distributions from net realized gain of $1.095 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,007,448
Gross unrealized depreciation	(134,588)
Net unrealized appreciation (depreciation) on securities	$872,860
Tax cost	$4,867,044

4. Purchases and Sales of Investments.

Purchases and sales of securities, aggregated $1,308,836 and $1,432,330, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Equity Dividend Income	$4,022.15
Class K	68.05
	$4,090

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,727	1.09%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $529. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Equity Dividend Income	$70,864	$96,950
Class K	4,091	5,849
Total	$74,955	$102,799
From net realized gain
Equity Dividend Income	$211,696	$152,875
Class K	11,789	8,755
Total	$223,485	$161,630

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Equity Dividend Income
Shares sold	10,062	21,775	$277,313	$556,230
Reinvestment of distributions	9,812	9,659	266,448	235,737
Shares redeemed	(18,614)	(24,114)	(512,330)	(616,878)
Net increase (decrease)	1,260	7,320	$31,431	$175,089
Class K
Shares sold	1,209	3,206	$33,170	$81,624
Reinvestment of distributions	585	598	15,880	14,604
Shares redeemed	(4,277)	(3,620)	(116,560)	(92,175)
Net increase (decrease)	(2,483)	184	$(67,510)	$4,053

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Equity Dividend Income	.62%
Actual		$1,000.00	$1,055.50	$3.18
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K	.52%
Actual		$1,000.00	$1,056.10	$2.67
Hypothetical-C		$1,000.00	$1,022.34	$2.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EII-SANN-0717
1.704739.119

Fidelity® Independence Fund Class K Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.9	4.7
Alphabet, Inc. Class A	3.9	2.2
Bank of America Corp.	3.2	3.5
Citigroup, Inc.	3.0	1.9
JPMorgan Chase & Co.	2.9	2.6
Amgen, Inc.	2.7	0.9
Amazon.com, Inc.	2.6	0.5
Caterpillar, Inc.	2.4	1.1
Facebook, Inc. Class A	2.3	1.9
Northrop Grumman Corp.	2.0	1.9
	32.9

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	22.6
Financials	16.6	15.8
Consumer Discretionary	13.9	9.0
Health Care	11.2	17.8
Industrials	10.8	13.4

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 8.1%

As of November 30, 2016*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 14.0%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 1.3%
Tesla, Inc. (a)	134,500	$45,866
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	219,600	15,739
Service Corp. International	349,300	11,136
		26,875
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	145,900	12,975
Jack in the Box, Inc.	180,500	19,238
		32,213
Household Durables - 1.6%
D.R. Horton, Inc.	1,169,100	38,218
Leggett & Platt, Inc.	161,600	8,406
Newell Brands, Inc.	258,600	13,693
		60,317
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	97,100	96,578
JD.com, Inc. sponsored ADR (a)	472,300	18,906
Netflix, Inc. (a)	194,100	31,652
Priceline Group, Inc. (a)	28,100	52,746
		199,882
Media - 0.6%
Charter Communications, Inc. Class A (a)	68,600	23,705
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	252,600	19,627
Specialty Retail - 2.4%
Home Depot, Inc.	384,600	59,040
TJX Companies, Inc.	363,300	27,324
		86,364
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	158,500	16,793

TOTAL CONSUMER DISCRETIONARY		511,642

CONSUMER STAPLES - 6.3%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	174,700	20,415
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	38,487
Molson Coors Brewing Co. Class B	315,200	29,878
Monster Beverage Corp. (a)	907,700	45,893
		134,673
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	192,000	34,643
Food Products - 0.9%
Mead Johnson Nutrition Co. Class A	243,300	21,756
Post Holdings, Inc. (a)	115,000	9,239
		30,995
Personal Products - 0.8%
elf Beauty, Inc. (b)	626,100	15,321
Unilever NV (Certificaten Van Aandelen) (Bearer)	254,100	14,475
		29,796

TOTAL CONSUMER STAPLES		230,107

ENERGY - 7.1%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	336,400	18,552
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	672,400	33,976
Chevron Corp.	256,800	26,574
Continental Resources, Inc. (a)	675,900	25,414
Devon Energy Corp.	869,900	29,559
Enterprise Products Partners LP	500,000	13,405
Extraction Oil & Gas, Inc.	37,314	531
Exxon Mobil Corp.	517,800	41,683
Pioneer Natural Resources Co.	113,400	18,922
SM Energy Co.	755,100	12,814
The Williams Companies, Inc.	786,100	22,482
Williams Partners LP	471,800	18,480
		243,840

TOTAL ENERGY		262,392

FINANCIALS - 16.6%
Banks - 12.0%
Bank of America Corp.	5,261,500	117,910
Citigroup, Inc.	1,853,500	112,211
JPMorgan Chase & Co.	1,286,500	105,686
Regions Financial Corp.	890,900	12,330
SunTrust Banks, Inc.	500,000	26,685
Wells Fargo & Co.	1,339,400	68,497
		443,319
Capital Markets - 4.6%
Goldman Sachs Group, Inc.	293,300	61,963
MSCI, Inc.	198,400	20,183
Northern Trust Corp.	450,900	39,427
PJT Partners, Inc.	10,900	422
S&P Global, Inc.	118,600	16,937
The Blackstone Group LP	901,800	29,651
		168,583

TOTAL FINANCIALS		611,902

HEALTH CARE - 11.2%
Biotechnology - 6.3%
Acorda Therapeutics, Inc. (a)	345,800	4,772
Alexion Pharmaceuticals, Inc. (a)	146,400	14,352
Alnylam Pharmaceuticals, Inc. (a)	97,661	6,393
Amgen, Inc.	651,200	101,092
Amicus Therapeutics, Inc. (a)(b)	956,800	7,674
BioMarin Pharmaceutical, Inc. (a)	105,300	9,228
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	16,785
Regeneron Pharmaceuticals, Inc. (a)	56,300	25,845
Shire PLC	158,600	9,134
TESARO, Inc. (a)	122,600	18,305
Vertex Pharmaceuticals, Inc. (a)	148,300	18,330
		231,910
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,382,000	37,355
Danaher Corp.	228,000	19,366
		56,721
Health Care Providers & Services - 1.5%
Ryman Healthcare Group Ltd.	628,252	3,708
UnitedHealth Group, Inc.	300,100	52,572
		56,280
Pharmaceuticals - 1.8%
Allergan PLC	108,100	24,187
Bristol-Myers Squibb Co.	466,500	25,168
Jazz Pharmaceuticals PLC (a)	121,000	17,613
		66,968

TOTAL HEALTH CARE		411,879

INDUSTRIALS - 10.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	200,000	40,650
Huntington Ingalls Industries, Inc.	106,500	20,854
Lockheed Martin Corp.	79,900	22,462
Northrop Grumman Corp.	287,400	74,500
TransDigm Group, Inc.	48,300	12,948
		171,414
Airlines - 1.1%
American Airlines Group, Inc.	509,900	24,684
Southwest Airlines Co.	290,300	17,444
		42,128
Construction & Engineering - 0.5%
Fluor Corp.	432,800	19,415
Electrical Equipment - 0.2%
Fortive Corp.	96,200	6,008
Machinery - 3.4%
Caterpillar, Inc.	819,600	86,410
Flowserve Corp.	381,600	18,508
Xylem, Inc.	350,000	18,249
		123,167
Professional Services - 0.9%
IHS Markit Ltd. (a)	754,375	34,588

TOTAL INDUSTRIALS		396,720

INFORMATION TECHNOLOGY - 29.8%
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	160,300	7,558
Alibaba Group Holding Ltd. sponsored ADR (a)	156,300	19,140
Alphabet, Inc. Class A (a)	145,100	143,227
Facebook, Inc. Class A (a)	567,540	85,960
Tencent Holdings Ltd.	1,126,500	38,715
		294,600
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A	255,100	17,069
FleetCor Technologies, Inc. (a)	65,400	9,437
Global Payments, Inc.	441,200	40,418
MasterCard, Inc. Class A	263,300	32,354
PayPal Holdings, Inc. (a)	575,100	30,026
Visa, Inc. Class A	455,300	43,358
		172,662
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Ltd.	139,200	33,336
NVIDIA Corp.	278,000	40,129
NXP Semiconductors NV (a)	186,600	20,507
Qualcomm, Inc.	531,000	30,410
Skyworks Solutions, Inc.	126,400	13,453
		137,835
Software - 5.5%
Adobe Systems, Inc. (a)	252,600	35,834
Autodesk, Inc. (a)	507,200	56,690
Electronic Arts, Inc. (a)	117,800	13,350
Oracle Corp.	946,400	42,957
Salesforce.com, Inc. (a)	338,100	30,307
Tanium, Inc. Class B (c)	98,100	487
Workday, Inc. Class A (a)	211,100	21,106
		200,731
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	1,898,800	290,061

TOTAL INFORMATION TECHNOLOGY		1,095,889

MATERIALS - 1.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	341,900	9,197
LyondellBasell Industries NV Class A	392,400	31,596
		40,793
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	214,300	28,114
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	700,000	26,971
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,227,112	10,148
TOTAL COMMON STOCKS
(Cost $2,799,663)		3,626,557
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.75% to 0.76% 6/22/17 to 6/29/17 (d)
(Cost $2,559)	2,560	2,558
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.86% (e)	49,387,783	$49,398
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	25,925,351	25,928
TOTAL MONEY MARKET FUNDS
(Cost $75,324)		75,326
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,877,546)		3,704,441
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(25,663)
NET ASSETS - 100%		$3,678,778

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
311 CME E-mini S&P 500 Index Contracts (United States)	June 2017	37,493	$661

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,647,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$267
Fidelity Securities Lending Cash Central Fund	105
Total	$372

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ocular Therapeutix, Inc.	$15,048	$--	$13,303	$--	$--
Total	$15,048	$--	$13,303	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$511,642	$511,642	$--	$--
Consumer Staples	230,107	195,217	34,890	--
Energy	262,392	262,392	--	--
Financials	611,902	611,902	--	--
Health Care	411,879	402,745	9,134	--
Industrials	396,720	396,720	--	--
Information Technology	1,095,889	1,056,687	38,715	487
Materials	40,793	40,793	--	--
Real Estate	28,114	28,114	--	--
Telecommunication Services	26,971	26,971	--	--
Utilities	10,148	10,148	--	--
U.S. Government and Government Agency Obligations	2,558	--	2,558	--
Money Market Funds	75,326	75,326	--	--
Total Investments in Securities:	$3,704,441	$3,618,657	$85,297	$487
Derivative Instruments:
Assets
Futures Contracts	$661	$661	$--	$--
Total Assets	$661	$661	$--	$--
Total Derivative Instruments:	$661	$661	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$661	$0
Total Equity Risk	661	0
Total Value of Derivatives	$661	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,466) — See accompanying schedule: Unaffiliated issuers (cost $2,802,222)	$3,629,115
Fidelity Central Funds (cost $75,324)	75,326
Total Investments (cost $2,877,546)		$3,704,441
Receivable for investments sold		5,875
Receivable for fund shares sold		400
Dividends receivable		4,893
Distributions receivable from Fidelity Central Funds		49
Receivable for daily variation margin for derivative instruments		6
Prepaid expenses		1
Other receivables		111
Total assets		3,715,776
Liabilities
Payable for investments purchased	$7,040
Payable for fund shares redeemed	2,458
Accrued management fee	961
Other affiliated payables	474
Other payables and accrued expenses	142
Collateral on securities loaned	25,923
Total liabilities		36,998
Net Assets		$3,678,778
Net Assets consist of:
Paid in capital		$2,522,226
Undistributed net investment income		15,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		313,634
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		827,560
Net Assets		$3,678,778
Independence:
Net Asset Value, offering price and redemption price per share ($3,350,656 ÷ 90,385 shares)		$37.07
Class K:
Net Asset Value, offering price and redemption price per share ($328,122 ÷ 8,846 shares)		$37.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$24,334
Interest		11
Income from Fidelity Central Funds		372
Total income		24,717
Expenses
Management fee
Basic fee	$9,931
Performance adjustment	(4,335)
Transfer agent fees	2,290
Accounting and security lending fees	515
Custodian fees and expenses	48
Independent trustees' fees and expenses	7
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	40
Legal	8
Miscellaneous	18
Total expenses before reductions	8,559
Expense reductions	(122)	8,437
Net investment income (loss)		16,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	332,439
Fidelity Central Funds	1
Other affiliated issuers	(19,812)
Foreign currency transactions	2
Futures contracts	3,617
Total net realized gain (loss)		316,247
Change in net unrealized appreciation (depreciation) on: Investment securities	53,848
Assets and liabilities in foreign currencies	10
Futures contracts	661
Total change in net unrealized appreciation (depreciation)		54,519
Net gain (loss)		370,766
Net increase (decrease) in net assets resulting from operations		$387,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,280	$22,854
Net realized gain (loss)	316,247	240,894
Change in net unrealized appreciation (depreciation)	54,519	(425,341)
Net increase (decrease) in net assets resulting from operations	387,046	(161,593)
Distributions to shareholders from net investment income	(18,779)	(3,443)
Distributions to shareholders from net realized gain	(191,464)	(272,611)
Total distributions	(210,243)	(276,054)
Share transactions - net increase (decrease)	(107,801)	(355,511)
Total increase (decrease) in net assets	69,002	(793,158)
Net Assets
Beginning of period	3,609,776	4,402,934
End of period	$3,678,778	$3,609,776
Other Information
Undistributed net investment income end of period	$15,358	$17,857

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.38	$39.08	$40.89	$35.10	$25.44	$22.35
Income from Investment Operations
Net investment income (loss)A	.16	.20	.05	.10	.19	.04
Net realized and unrealized gain (loss)	3.62	(1.44)	.13	5.80	9.52	3.11
Total from investment operations	3.78	(1.24)	.18	5.90	9.71	3.15
Distributions from net investment income	(.18)	(.03)	(.04)	(.11)	(.05)	(.06)
Distributions from net realized gain	(1.91)	(2.43)	(1.95)	–	–	–
Total distributions	(2.09)	(2.46)	(1.99)	(.11)	(.05)	(.06)
Net asset value, end of period	$37.07	$35.38	$39.08	$40.89	$35.10	$25.44
Total ReturnB,C	11.22%	(3.15)%	.63%	16.87%	38.24%	14.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.54%	.86%	.73%	.62%	.78%
Expenses net of fee waivers, if any	.48%F	.54%	.86%	.73%	.62%	.78%
Expenses net of all reductions	.47%F	.54%	.86%	.73%	.60%	.77%
Net investment income (loss)	.89%F	.59%	.12%	.27%	.64%	.17%
Supplemental Data
Net assets, end of period (in millions)	$3,351	$3,262	$3,910	$4,251	$3,772	$3,055
Portfolio turnover rateG	70%F	76%	48%	53%	59%	82%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.41	$39.12	$40.93	$35.14	$25.48	$22.39
Income from Investment Operations
Net investment income (loss)A	.17	.23	.08	.14	.22	.07
Net realized and unrealized gain (loss)	3.63	(1.45)	.14	5.79	9.52	3.12
Total from investment operations	3.80	(1.22)	.22	5.93	9.74	3.19
Distributions from net investment income	(.22)	(.06)	(.08)	(.14)	(.08)	(.10)
Distributions from net realized gain	(1.91)	(2.43)	(1.95)	–	–	–
Total distributions	(2.12)B	(2.49)	(2.03)	(.14)	(.08)	(.10)
Net asset value, end of period	$37.09	$35.41	$39.12	$40.93	$35.14	$25.48
Total ReturnC,D	11.29%	(3.08)%	.73%	16.95%	38.35%	14.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	.45%	.78%	.64%	.51%	.66%
Expenses net of fee waivers, if any	.39%G	.45%	.78%	.64%	.51%	.66%
Expenses net of all reductions	.38%G	.45%	.77%	.64%	.50%	.65%
Net investment income (loss)	.97%G	.68%	.20%	.36%	.74%	.29%
Supplemental Data
Net assets, end of period (in millions)	$328	$348	$493	$668	$488	$387
Portfolio turnover rateH	70%G	76%	48%	53%	59%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$902,841
Gross unrealized depreciation	(75,987)
Net unrealized appreciation (depreciation) on securities	$826,854
Tax cost	$2,877,587

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,617 and a change in net unrealized appreciation (depreciation) of $661 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,238,223 and $1,533,611, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Independence	$2,211.13
Class K	79.05
	$2,290

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,641. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $105, including $20 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $106 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Independence	$16,716	$2,690
Class K	2,063	753
Total	$18,779	$3,443
From net realized gain
Independence	$173,251	$242,122
Class K	18,213	30,489
Total	$191,464	$272,611

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Independence
Shares sold	824	1,860	$29,353	$62,947
Reinvestment of distributions	5,465	6,799	185,699	239,478
Shares redeemed	(8,108)	(16,510)	(287,421)	(564,330)
Net increase (decrease)	(1,819)	(7,851)	$(72,369)	$(261,905)
Class K
Shares sold	631	990	$22,592	$33,682
Reinvestment of distributions	597	887	20,276	31,242
Shares redeemed	(2,204)	(4,648)	(78,300)	(158,530)
Net increase (decrease)	(976)	(2,771)	$(35,432)	$(93,606)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Independence	.48%
Actual		$1,000.00	$1,112.20	$2.53
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K	.39%
Actual		$1,000.00	$1,112.90	$2.05
Hypothetical-C		$1,000.00	$1,022.99	$1.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FRE-K-SANN-0717
1.863220.108

Fidelity® Independence Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.9	4.7
Alphabet, Inc. Class A	3.9	2.2
Bank of America Corp.	3.2	3.5
Citigroup, Inc.	3.0	1.9
JPMorgan Chase & Co.	2.9	2.6
Amgen, Inc.	2.7	0.9
Amazon.com, Inc.	2.6	0.5
Caterpillar, Inc.	2.4	1.1
Facebook, Inc. Class A	2.3	1.9
Northrop Grumman Corp.	2.0	1.9
	32.9

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	22.6
Financials	16.6	15.8
Consumer Discretionary	13.9	9.0
Health Care	11.2	17.8
Industrials	10.8	13.4

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 8.1%

As of November 30, 2016*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 14.0%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 1.3%
Tesla, Inc. (a)	134,500	$45,866
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	219,600	15,739
Service Corp. International	349,300	11,136
		26,875
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	145,900	12,975
Jack in the Box, Inc.	180,500	19,238
		32,213
Household Durables - 1.6%
D.R. Horton, Inc.	1,169,100	38,218
Leggett & Platt, Inc.	161,600	8,406
Newell Brands, Inc.	258,600	13,693
		60,317
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	97,100	96,578
JD.com, Inc. sponsored ADR (a)	472,300	18,906
Netflix, Inc. (a)	194,100	31,652
Priceline Group, Inc. (a)	28,100	52,746
		199,882
Media - 0.6%
Charter Communications, Inc. Class A (a)	68,600	23,705
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	252,600	19,627
Specialty Retail - 2.4%
Home Depot, Inc.	384,600	59,040
TJX Companies, Inc.	363,300	27,324
		86,364
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	158,500	16,793

TOTAL CONSUMER DISCRETIONARY		511,642

CONSUMER STAPLES - 6.3%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	174,700	20,415
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	38,487
Molson Coors Brewing Co. Class B	315,200	29,878
Monster Beverage Corp. (a)	907,700	45,893
		134,673
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	192,000	34,643
Food Products - 0.9%
Mead Johnson Nutrition Co. Class A	243,300	21,756
Post Holdings, Inc. (a)	115,000	9,239
		30,995
Personal Products - 0.8%
elf Beauty, Inc. (b)	626,100	15,321
Unilever NV (Certificaten Van Aandelen) (Bearer)	254,100	14,475
		29,796

TOTAL CONSUMER STAPLES		230,107

ENERGY - 7.1%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	336,400	18,552
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	672,400	33,976
Chevron Corp.	256,800	26,574
Continental Resources, Inc. (a)	675,900	25,414
Devon Energy Corp.	869,900	29,559
Enterprise Products Partners LP	500,000	13,405
Extraction Oil & Gas, Inc.	37,314	531
Exxon Mobil Corp.	517,800	41,683
Pioneer Natural Resources Co.	113,400	18,922
SM Energy Co.	755,100	12,814
The Williams Companies, Inc.	786,100	22,482
Williams Partners LP	471,800	18,480
		243,840

TOTAL ENERGY		262,392

FINANCIALS - 16.6%
Banks - 12.0%
Bank of America Corp.	5,261,500	117,910
Citigroup, Inc.	1,853,500	112,211
JPMorgan Chase & Co.	1,286,500	105,686
Regions Financial Corp.	890,900	12,330
SunTrust Banks, Inc.	500,000	26,685
Wells Fargo & Co.	1,339,400	68,497
		443,319
Capital Markets - 4.6%
Goldman Sachs Group, Inc.	293,300	61,963
MSCI, Inc.	198,400	20,183
Northern Trust Corp.	450,900	39,427
PJT Partners, Inc.	10,900	422
S&P Global, Inc.	118,600	16,937
The Blackstone Group LP	901,800	29,651
		168,583

TOTAL FINANCIALS		611,902

HEALTH CARE - 11.2%
Biotechnology - 6.3%
Acorda Therapeutics, Inc. (a)	345,800	4,772
Alexion Pharmaceuticals, Inc. (a)	146,400	14,352
Alnylam Pharmaceuticals, Inc. (a)	97,661	6,393
Amgen, Inc.	651,200	101,092
Amicus Therapeutics, Inc. (a)(b)	956,800	7,674
BioMarin Pharmaceutical, Inc. (a)	105,300	9,228
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	16,785
Regeneron Pharmaceuticals, Inc. (a)	56,300	25,845
Shire PLC	158,600	9,134
TESARO, Inc. (a)	122,600	18,305
Vertex Pharmaceuticals, Inc. (a)	148,300	18,330
		231,910
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,382,000	37,355
Danaher Corp.	228,000	19,366
		56,721
Health Care Providers & Services - 1.5%
Ryman Healthcare Group Ltd.	628,252	3,708
UnitedHealth Group, Inc.	300,100	52,572
		56,280
Pharmaceuticals - 1.8%
Allergan PLC	108,100	24,187
Bristol-Myers Squibb Co.	466,500	25,168
Jazz Pharmaceuticals PLC (a)	121,000	17,613
		66,968

TOTAL HEALTH CARE		411,879

INDUSTRIALS - 10.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	200,000	40,650
Huntington Ingalls Industries, Inc.	106,500	20,854
Lockheed Martin Corp.	79,900	22,462
Northrop Grumman Corp.	287,400	74,500
TransDigm Group, Inc.	48,300	12,948
		171,414
Airlines - 1.1%
American Airlines Group, Inc.	509,900	24,684
Southwest Airlines Co.	290,300	17,444
		42,128
Construction & Engineering - 0.5%
Fluor Corp.	432,800	19,415
Electrical Equipment - 0.2%
Fortive Corp.	96,200	6,008
Machinery - 3.4%
Caterpillar, Inc.	819,600	86,410
Flowserve Corp.	381,600	18,508
Xylem, Inc.	350,000	18,249
		123,167
Professional Services - 0.9%
IHS Markit Ltd. (a)	754,375	34,588

TOTAL INDUSTRIALS		396,720

INFORMATION TECHNOLOGY - 29.8%
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	160,300	7,558
Alibaba Group Holding Ltd. sponsored ADR (a)	156,300	19,140
Alphabet, Inc. Class A (a)	145,100	143,227
Facebook, Inc. Class A (a)	567,540	85,960
Tencent Holdings Ltd.	1,126,500	38,715
		294,600
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A	255,100	17,069
FleetCor Technologies, Inc. (a)	65,400	9,437
Global Payments, Inc.	441,200	40,418
MasterCard, Inc. Class A	263,300	32,354
PayPal Holdings, Inc. (a)	575,100	30,026
Visa, Inc. Class A	455,300	43,358
		172,662
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Ltd.	139,200	33,336
NVIDIA Corp.	278,000	40,129
NXP Semiconductors NV (a)	186,600	20,507
Qualcomm, Inc.	531,000	30,410
Skyworks Solutions, Inc.	126,400	13,453
		137,835
Software - 5.5%
Adobe Systems, Inc. (a)	252,600	35,834
Autodesk, Inc. (a)	507,200	56,690
Electronic Arts, Inc. (a)	117,800	13,350
Oracle Corp.	946,400	42,957
Salesforce.com, Inc. (a)	338,100	30,307
Tanium, Inc. Class B (c)	98,100	487
Workday, Inc. Class A (a)	211,100	21,106
		200,731
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	1,898,800	290,061

TOTAL INFORMATION TECHNOLOGY		1,095,889

MATERIALS - 1.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	341,900	9,197
LyondellBasell Industries NV Class A	392,400	31,596
		40,793
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	214,300	28,114
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	700,000	26,971
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,227,112	10,148
TOTAL COMMON STOCKS
(Cost $2,799,663)		3,626,557
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.75% to 0.76% 6/22/17 to 6/29/17 (d)
(Cost $2,559)	2,560	2,558
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.86% (e)	49,387,783	$49,398
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	25,925,351	25,928
TOTAL MONEY MARKET FUNDS
(Cost $75,324)		75,326
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,877,546)		3,704,441
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(25,663)
NET ASSETS - 100%		$3,678,778

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
311 CME E-mini S&P 500 Index Contracts (United States)	June 2017	37,493	$661

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,647,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$267
Fidelity Securities Lending Cash Central Fund	105
Total	$372

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ocular Therapeutix, Inc.	$15,048	$--	$13,303	$--	$--
Total	$15,048	$--	$13,303	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$511,642	$511,642	$--	$--
Consumer Staples	230,107	195,217	34,890	--
Energy	262,392	262,392	--	--
Financials	611,902	611,902	--	--
Health Care	411,879	402,745	9,134	--
Industrials	396,720	396,720	--	--
Information Technology	1,095,889	1,056,687	38,715	487
Materials	40,793	40,793	--	--
Real Estate	28,114	28,114	--	--
Telecommunication Services	26,971	26,971	--	--
Utilities	10,148	10,148	--	--
U.S. Government and Government Agency Obligations	2,558	--	2,558	--
Money Market Funds	75,326	75,326	--	--
Total Investments in Securities:	$3,704,441	$3,618,657	$85,297	$487
Derivative Instruments:
Assets
Futures Contracts	$661	$661	$--	$--
Total Assets	$661	$661	$--	$--
Total Derivative Instruments:	$661	$661	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$661	$0
Total Equity Risk	661	0
Total Value of Derivatives	$661	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,466) — See accompanying schedule: Unaffiliated issuers (cost $2,802,222)	$3,629,115
Fidelity Central Funds (cost $75,324)	75,326
Total Investments (cost $2,877,546)		$3,704,441
Receivable for investments sold		5,875
Receivable for fund shares sold		400
Dividends receivable		4,893
Distributions receivable from Fidelity Central Funds		49
Receivable for daily variation margin for derivative instruments		6
Prepaid expenses		1
Other receivables		111
Total assets		3,715,776
Liabilities
Payable for investments purchased	$7,040
Payable for fund shares redeemed	2,458
Accrued management fee	961
Other affiliated payables	474
Other payables and accrued expenses	142
Collateral on securities loaned	25,923
Total liabilities		36,998
Net Assets		$3,678,778
Net Assets consist of:
Paid in capital		$2,522,226
Undistributed net investment income		15,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		313,634
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		827,560
Net Assets		$3,678,778
Independence:
Net Asset Value, offering price and redemption price per share ($3,350,656 ÷ 90,385 shares)		$37.07
Class K:
Net Asset Value, offering price and redemption price per share ($328,122 ÷ 8,846 shares)		$37.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$24,334
Interest		11
Income from Fidelity Central Funds		372
Total income		24,717
Expenses
Management fee
Basic fee	$9,931
Performance adjustment	(4,335)
Transfer agent fees	2,290
Accounting and security lending fees	515
Custodian fees and expenses	48
Independent trustees' fees and expenses	7
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	40
Legal	8
Miscellaneous	18
Total expenses before reductions	8,559
Expense reductions	(122)	8,437
Net investment income (loss)		16,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	332,439
Fidelity Central Funds	1
Other affiliated issuers	(19,812)
Foreign currency transactions	2
Futures contracts	3,617
Total net realized gain (loss)		316,247
Change in net unrealized appreciation (depreciation) on: Investment securities	53,848
Assets and liabilities in foreign currencies	10
Futures contracts	661
Total change in net unrealized appreciation (depreciation)		54,519
Net gain (loss)		370,766
Net increase (decrease) in net assets resulting from operations		$387,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,280	$22,854
Net realized gain (loss)	316,247	240,894
Change in net unrealized appreciation (depreciation)	54,519	(425,341)
Net increase (decrease) in net assets resulting from operations	387,046	(161,593)
Distributions to shareholders from net investment income	(18,779)	(3,443)
Distributions to shareholders from net realized gain	(191,464)	(272,611)
Total distributions	(210,243)	(276,054)
Share transactions - net increase (decrease)	(107,801)	(355,511)
Total increase (decrease) in net assets	69,002	(793,158)
Net Assets
Beginning of period	3,609,776	4,402,934
End of period	$3,678,778	$3,609,776
Other Information
Undistributed net investment income end of period	$15,358	$17,857

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.38	$39.08	$40.89	$35.10	$25.44	$22.35
Income from Investment Operations
Net investment income (loss)A	.16	.20	.05	.10	.19	.04
Net realized and unrealized gain (loss)	3.62	(1.44)	.13	5.80	9.52	3.11
Total from investment operations	3.78	(1.24)	.18	5.90	9.71	3.15
Distributions from net investment income	(.18)	(.03)	(.04)	(.11)	(.05)	(.06)
Distributions from net realized gain	(1.91)	(2.43)	(1.95)	–	–	–
Total distributions	(2.09)	(2.46)	(1.99)	(.11)	(.05)	(.06)
Net asset value, end of period	$37.07	$35.38	$39.08	$40.89	$35.10	$25.44
Total ReturnB,C	11.22%	(3.15)%	.63%	16.87%	38.24%	14.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.54%	.86%	.73%	.62%	.78%
Expenses net of fee waivers, if any	.48%F	.54%	.86%	.73%	.62%	.78%
Expenses net of all reductions	.47%F	.54%	.86%	.73%	.60%	.77%
Net investment income (loss)	.89%F	.59%	.12%	.27%	.64%	.17%
Supplemental Data
Net assets, end of period (in millions)	$3,351	$3,262	$3,910	$4,251	$3,772	$3,055
Portfolio turnover rateG	70%F	76%	48%	53%	59%	82%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$35.41	$39.12	$40.93	$35.14	$25.48	$22.39
Income from Investment Operations
Net investment income (loss)A	.17	.23	.08	.14	.22	.07
Net realized and unrealized gain (loss)	3.63	(1.45)	.14	5.79	9.52	3.12
Total from investment operations	3.80	(1.22)	.22	5.93	9.74	3.19
Distributions from net investment income	(.22)	(.06)	(.08)	(.14)	(.08)	(.10)
Distributions from net realized gain	(1.91)	(2.43)	(1.95)	–	–	–
Total distributions	(2.12)B	(2.49)	(2.03)	(.14)	(.08)	(.10)
Net asset value, end of period	$37.09	$35.41	$39.12	$40.93	$35.14	$25.48
Total ReturnC,D	11.29%	(3.08)%	.73%	16.95%	38.35%	14.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	.45%	.78%	.64%	.51%	.66%
Expenses net of fee waivers, if any	.39%G	.45%	.78%	.64%	.51%	.66%
Expenses net of all reductions	.38%G	.45%	.77%	.64%	.50%	.65%
Net investment income (loss)	.97%G	.68%	.20%	.36%	.74%	.29%
Supplemental Data
Net assets, end of period (in millions)	$328	$348	$493	$668	$488	$387
Portfolio turnover rateH	70%G	76%	48%	53%	59%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$902,841
Gross unrealized depreciation	(75,987)
Net unrealized appreciation (depreciation) on securities	$826,854
Tax cost	$2,877,587

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,617 and a change in net unrealized appreciation (depreciation) of $661 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,238,223 and $1,533,611, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Independence	$2,211.13
Class K	79.05
	$2,290

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,641. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $105, including $20 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $106 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Independence	$16,716	$2,690
Class K	2,063	753
Total	$18,779	$3,443
From net realized gain
Independence	$173,251	$242,122
Class K	18,213	30,489
Total	$191,464	$272,611

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Independence
Shares sold	824	1,860	$29,353	$62,947
Reinvestment of distributions	5,465	6,799	185,699	239,478
Shares redeemed	(8,108)	(16,510)	(287,421)	(564,330)
Net increase (decrease)	(1,819)	(7,851)	$(72,369)	$(261,905)
Class K
Shares sold	631	990	$22,592	$33,682
Reinvestment of distributions	597	887	20,276	31,242
Shares redeemed	(2,204)	(4,648)	(78,300)	(158,530)
Net increase (decrease)	(976)	(2,771)	$(35,432)	$(93,606)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Independence	.48%
Actual		$1,000.00	$1,112.20	$2.53
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K	.39%
Actual		$1,000.00	$1,112.90	$2.05
Hypothetical-C		$1,000.00	$1,022.99	$1.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FRE-SANN-0717
1.479485.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017